File Nos. 33-30270
                                                              33-25384
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 7
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      THE MUNICIPAL BOND TRUST, SERIES 224 AND THE MUNICIPAL BOND
      TRUST, CALIFORNIA INSURED SERIES 7A
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on April 23, 1997) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      4,605 Units for the SERIES 224
      4,487 Units for the CALIFORNIA INSURED SERIES 7A
  F. Proposed maximum offering price to the public of the securities being registered:
      $4,830,598.95 for the SERIES 224*
      $4,790,186.59 for the CALIFORNIA INSURED SERIES 7A*
  * Estimated solely for the purpose of calculating the registration fee, at $1,048.99 per unit for the SERIES 224
      $1,067.57 per unit for the CALIFORNIA INSURED SERIES 7A .
  G. Amount of filing fee, computed at one-thirty-third of 1 percent of the proposed maximum aggregate offering price to the public:
      $200.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1995 is 4,329 for the SERIES 224 and 4,216 for the CALIFORNIA INSURED SERIES 7A . There have been no previous filings of post-effective amendments during the current fiscal year 8,545 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

             THE MUNICIPAL BOND TRUST, SERIES 224 AND THE MUNICIPAL
                    BOND TRUST, CALIFORNIA INSURED SERIES 7A
                              Cross Reference Sheet
                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933
                  (Form N-8B-2 Items required by Instruction 1
                          as to Prospectus on Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
                  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  Nature of Trust
  6.    Execution and                   )  Nature of Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
     II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust Portfolio
        regarding
        Trust's Securities and          )  Rights of Certificate-
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  *   Not applicable, answer negative or not required.
  (c)   Rights of Holders as to         )  Rights of Certificate-
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption of Units by
                                        )  the Trustee
                                        )  The Municipal Bond Trust
                                        )  Reinvestment Program
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Certificate-
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Supervision of Trust
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the and
                                           Trustee
                                        )  Trust

  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  (i)   Other provisions                )  The Trust-Part B
  11.   Type of Securities              )  Front Cover-The Trust-
        Comprising Units                   Portfolio
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering Price of
                                        )  Units; Expenses of the
                                        )  Trust
  *   Not applicable, answer negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
        payable by holders              )
        (e)Certain profits receivable   )  Public Offering Price of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  Nature of the Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  Acquisition of Securities
        disposition of
        underlying securities           )  for the Trust; Supervision
                                        )  of Trust Investments.
  17.   Withdrawal or                   )  Redemption of Units
        redemption
                                        )  by Trustee
  18.   (a)Receipt and disposition of   )  Distributions of Certifi-
           income                       )  cateholders
        (b)Reinvestment of distritions  )  *
        (c)Reserves or special fund     )  Distributions to Certifi-
                                        )  cateholders
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Statements to Certificate-
        report
                                        )  holders; Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement

  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Limitation of Liabilities
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *   Not applicable, answer negative or not required.

                     III.        Organization Personnel and
                            Affiliated Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering Price of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certian services            )
        rendered
        to Trust                        )
              IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )
  *   Not applicable, answer negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions

        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Redemption of Units by
                                        )  Trustee
        (b)Schedule as to redemption    )  *
           price                        )
            V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Secondary Market for Units
        in
        underlying securities           )  Redemption of Units by
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )  Administration of the Trust
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *   Not applicable, answer negative or not required.

      VI.        Information concerning Insurance of Holders of Securities
  51.   (a)Name and address of          )  *
        Insurance Company               )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
                         VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  Acquisition of Securities
           eliminating securities       )  for the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Supervision of Trust
           substitution and             )  Investments
           elimination of securities    )
        (d)Description of any funda-    )  Acquisition of Securities
           mental policy of the Trust   )  for the Trust
                                        )  Supervision of Trust
                                        )  Investments
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *   Not applicable, answer negative or not required.

                VIII.       Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *   Not applicable, answer negative or not required.

     THE MUNICIPAL BOND TRUST, SERIES 224
          THE MUNICIPAL BOND TRUST,
         CALIFORNIA INSURED, SERIES 7A

This Prospectus consists of two parts. Part A contains Essential Information Regarding the
Trusts including descriptive material relating to the Trusts, Financial Statements of the Trusts, and Schedules of Investments. Part B contains general information about the Trusts.
Part A may not be distributed unless accompanied by Part B.

Interest income to the Trusts and to
Certificateholders is excludable, in
the opinion of counsel, from gross         12,545
income for Federal income tax purposes      UNITS
and exempt from California income taxes
for resident purchasers of the Municipal
Bond Trust, California Insured, Series 7A, under existing law, but may be subject to state and local taxation.Capital gains, if any, are subject to tax.

THE INITIAL PUBLIC OFFERING OF UNITS IN THE
TRUST HAS BEEN COMPLETED. THE UNITS OFFERED
HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH
HAVE BEEN ACQUIRED BY THE SPONSOR EITHER BY
PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR
REDEMPTION OR IN THE SECONDARY MARKET.

THE OBJECTIVES OF THE MUNICIPAL BOND TRUST,
SERIES 224 AND THE MUNICIPAL BOND TRUST,
CALIFORNIA INSURED, SERIES 7A-The Municipal Bond
Trust, Series 224 ("Series 224") and The
Municipal Bond Trust, California Insured, Series
7A (the "California Insured Trust") are two separate unit investment trusts formed for the purpose of gaining Federally tax-exempt interest income consistent with the preservation of capital and diversification of risk through investment in a fixed portfolio of "investment grade" (as of the Initial Date of Deposit) interest-bearing municipal bonds (the "Bonds").
The payment of interest and the preservation of capital is dependent upon the continuing ability of the respective issuers of such Bonds to meet their obligations. Since PaineWebber
Incorporated (the "Sponsor") and Investors Bank and Trust Company and The First National Bank of
Chicago (the "Co-Trustees") do not have control over the source of payment of the Bonds, they cannot guarantee that the objectives of the Trust will be achieved. Each Trust will be administered as a distinct entity with separate certificates, expenses, books and records.
Each Unit of each Trust represents a fractional undivided interest in the principal amount of the underlying bonds and net income of such Trust in the ratio of 1 Unit for each $993.15 and $996.92 principal amount of underlying bonds deposited in Series 224 and the California
Insured Trust, respectively.

Number of Units Principal Amount
Series 224 8,322  $8,265,000
California Insured Series 7A  4,223 $4,210,000

PUBLIC OFFERING PRICE-The Public Offering Price of Units is equal to the aggregate of the bid prices of the underlying Bonds divided by the number of Units outstanding plus a sales charge of up to 5.82% of the net amount invested (5.50% of the Public Offering Price). Units are offered at the Public Offering Price plus accrued interest. (See "Public Offering Price of Units" and "Secondary Market for Units" in Part B).
MARKET FOR UNITS-Although under no obligation to do so, the Sponsor intends to maintain a market for Units at prices based on the aggregate bid price of the Bonds in the Trust. If such market is terminated, a Certificateholder may be able to dispose of his Units only through redemption
(see "Secondary Market for Units" in Part B).
DISTRIBUTIONS-Distributions of interest received by the Trust, less expenses, will be made on a monthly basis. See "Distribution to Unitholders" in Part B for details of distributions.
ESTIMATED CURRENT RETURN-The Estimated Current
Return per Unit is determined by dividing the net annual interest income per Unit by the Public Offering Price per Unit. Any change in either amount will result in a change in Estimated Current Return (see "Estimated Current
Return and Estimated Long Term Return" in Part B and "Essential Information" in Part A).


THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

SPONSOR:

 PaineWebber
   Incorporated

      Read and retain both parts of this
prospectus for future reference.

Prospectus Part A dated April 23, 1997

ESSENTIAL INFORMATION REGARDING THE TRUSTS
Securities in the Trust Portfolios
 Each of the Trusts consists of the Securities indicated under "Schedule of Investments", all undistributed interest received or accrued on the Securities, and any undistributed cash realized from the sale, redemption or other disposition of the Securities. All of the Bonds in the Trusts were, as of the Initial Date of Deposit, "investment grade" municipal bonds.
 The aggregate market values of the Bonds in each Trust as of December 31, 1996, based on the bid side of the market, were as follows:

                                       California
                                       Insured
                          Series 224   Trust
Aggregate Market Value    $8,798,691   $4,539,486


 Principal and interest on the Bonds are payable either from ad valorem taxes, from revenues to be derived by an issuer from a specific project or projects or from other revenues to be received by an issuer. One of the bonds in the Trust is a general obligation of the issuer secured by the power of such issuer to levy ad valorem taxes. Each Trust consists of the types of Bonds set forth below:

                                        Number of Issues
                                        California
Category                   Series 224   Insured Trust
Electric and Power           1          1
Health and Hospitals         -          2
Refunded Bonds             10           6
Housing                      2          -
Water & Sewer                2          -
General Obligation Bonds     1          -
Pension                      -          1
Public Facilities            -          1


 In addition, each Trust may be considered concentrated in the categories of bonds identified below:

                              Approximate Percentage of
                              Aggregate Market Value
                              California
Category         Series 224   Insured Trust
Refunded Bonds   54%          50%


 A discussion of the types of Bonds is set forth under "Summary of Portfolio" in Part B and "Tax
Status of the Trust" in Part A.

Insurance
 All of the Bonds in the California Insured
Trust are insured as to scheduled payment of interest and principal. In the event the issuer of these bonds defaults, the insurance company insuring the bond would be required to pay to the Trustee any interest or principal payments due. The Bonds in the Trust are insured by the following insurers (See "Insurance on the Bonds in the Portfolio" in Part B for a description of each of the Insurers):


                                          California Insured
                                                    Trust
                                          Approximate
                                          Percentage of
                        Lot               Aggregate
Insurer                 Nos.              Market Value
Insurance to Maturity
AMBAC                   1, 4, 9 & 11         39%
MBIA                    2, 5, 6, 8 & 10   44
Financial Guaranty      7                 14
BIGI                    3                  3


Ratings
 Each of the Bonds in the Trusts were, as of the Initial Date of Deposit, rated "A" or higher by either Standard & Poor's Corporation or Moody's
Investors Service, Inc. (See "Schedule of
Investments"). Ratings indicated on the Schedule of Investments are Standard & Poor's Corporation ratings unless no rating was given to a Bond by such rating service or the rating category assigned by Moody's Investors Service, Inc. was higher, in which case the Moody's Investors
Service, Inc. rating was indicated. The
percentage of the aggregate market value of the Bonds in each Trust portfolio in each rating category as of December 31, 1996 is set forth below:

                                        Percentage
                                       California Insured
                          Series 224   Trust
AAA (Standard & Poor's)   26%          100%
AA (Standard & Poor's)      21         --
A (Standard & Poor's)      14          --
Aaa (Moody's)               22         --
Aa (Moody's)                 8         --
NR                           9         --


See "Summary of Portfolio" contained in Part B for a summary of the Investment risks associated with the Securities contained in the Trust.

SPECIAL CONSIDERATIONS REGARDING CALIFORNIA
SECURITIES
 The financial condition of the State of
California (the "State"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the Portfolio, or result in the default of existing obligations, including obligations which may be held by the Portfolio.
The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from the State, as publicly available on the date of this Prospectus. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of obligations issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.
 During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1994. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Economic Factors
 California's economy is the largest among the 50 states and one of the largest in the world.
The State's population of more than 32 million represents over 12% of the total United States population and grew by 27% in the 1980s. Total personal income in the State, at an estimated
$760 billion in 1995, accounts for almost 13% of all personal income in the nation. Total employment is over 14 million, the majority of which is in the service, trade and manufacturing sectors.
 From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s.
Construction, manufacturing (especially
aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady job growth has occurred since early 1994. Pre-recession job levels were reached in 1996.
Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to 6.5% in spring, 1997.
Economic indicators show a steady and strong recovery underway in California since the start of 1994 particularly in export-related industries, services, electronics, entertainment and tourism, although the residential housing sector has been weaker than in prior recoveries. Any delay or reversal of the recovery may create new shortfalls in State revenues.

Constitutional Limitations on Taxes, Other
Charges and Appropriations
 Limitation on Property Taxes.  Certain
California Municipal Obligations may be
obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value of the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except under new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
 Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of
Proposition 13, but it was upheld by the U.S.
Supreme Court in 1992.
 Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy and "special tax." Court decisions, however, allowed a non-voter approved levy of "general taxes" which were not dedicated to a specific use.
 Limitations on Other Taxes, Fees and Charges.
On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added
Articles XIIIC and XIIID to the State
Constitution, which contain a number of
provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.
 Article XIIIC requires that all new or
increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December
31, 1994 must be approved by a majority vote within two years.
 Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting
"fees" and "charges", defined for purposes of
Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of
Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.
 In addition to the provisions described above,
Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.
 The interpretation and application of
Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty, the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.
 Appropriations Limits. The State and its local governments are subject to an annual
"appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending
"appropriations subject to limitation" in excess of the appropriations limit imposed.
"Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.
 Among the expenditures not included in Article
XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by voters, (2) appropriations arising from certain emergencies declared by the Governor,
(3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.
 The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.
 "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since
1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.1 billion, which was returned to taxpayers. Since that year, appropriations subject to limitation have been under the State limit. State appropriations were $7.0 billion under the limit for fiscal year 1996-97.
 Because of the complex nature of Articles
XIIIA, XIIIB, XIIIC and XIIID of the California
Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal
Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California.
 Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of March
1, 1997, the State had outstanding approximately
$17.7 billion of long-term general obligation bonds, plus $368 million of general obligation commercial paper which will be refunded by long-term bonds in the future, and $6.1 billion of lease-purchase debt supported by the State
General Fund. The State also had about $9 billion of authorized and unissued general obligation bonds and lease-purchase debt. In FY
1995-96, debt service on general obligation bonds and lease purchase debt was approximately
5.2% of General Fund revenues.

Recent Financial Results.
 The principal sources of General Fund revenues in 1995-1996 were the California personal income tax (45% of total revenues), the sales tax
(34%), bank and corporation taxes (13%), and the gross premium tax on insurance (2%). The State maintains a Special Fund for Economic
Uncertainties (the "SFEU"), derived from General
Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the Economic
Uncertainties Fund are included for financial reporting purposes in the General Fund balance.
Because of the recession, no reserve was budgeted in the SFEU from 1992-93, to 1995-96 because revenues had been reduced by the recession and an accumulated budget deficit had to be repaid.
 General. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by
Proposition 13 and other laws.  The largest
State program is assistance to local public school districts. In 1988, an initiative
(Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues
(currently about 35%).
 Since the start of the 1990-91 fiscal year, the State has faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund
(education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.
 Recent Budgets. As a result of these factors, among others, from the late 1980's until 1992-
93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large
"budget gaps" which were identified.  The
Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the Years 1991-92 to 1995-96, (although not all of these actions were taken in each year):

 *  significant cuts in health and welfare
program expenditures;
 * transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;
 * transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools;
 * reduction in growth of support for higher education programs, couples with increases in student fees;
 * revenue increases (particularly in the 1992-
93 Fiscal Year budget), most of which
were  for a short duration;
 * increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State
Administration had  requested); and
 * various one-time adjustment and accounting changes.

 Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94
Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-
96.
 The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results.
While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94, 1994-95, and 1995-96 which have reduced the accumulated budget deficit to about
$70 million as of June 30, 1996.
 A consequence of the accumulated budget
deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-
93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders.
 The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. With the repayment of the last of these deficit notes in April, 1996, the State does not plan to rely further on external borrowing across fiscal years, but will continue its normal cash flow borrowings during a fiscal year.
 Current Budget. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The
Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year are estimated to total $47.643 billion, a 3.3%
increase over the final estimated 1995-96 revenues. The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4% percent increase over the final estimated 1995-
96 expenditures.
 The following are principal features of the 1996-97 Budget Act:
 1. Funding for schools and community college districts increased by $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2%) was funded. The funding increases have brought K-12 expenditures to almost $4,800 per pupil, an almost 15% increase over the level prevailing during the recession years.
 2. Proposed cuts in health and welfare totaling
$660 million. All of these cuts required federal law changes (including welfare reform, which was enacted), federal waivers, or federal budget appropriations in order to be achieved.
Ultimate federal actions after enactment of the Budget Act will allow the State to save only about $360 million of this amount.
 3. A 4.9% increase in funding for the
University of California and the California
State University system, with no increases in student fees for the second consecutive year.
 4. The Budget Act assumed the federal
government would provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General
Fund.
 With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30,
1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The General Fund fund balance, however, still reflects $1.6 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-
02, about equally split between outlays from the General Fund and from schools' entitlements.
The 1996-97 Budget Act contained a $150 million appropriation from the General Fund toward this settlement.
 The Department of Finance projected, when the Budget Act was passed, that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no external cross-fiscal year borrowing will be needed. The State will continue to rely on internal borrowing and intra-year external note borrowing to meet its cash flow requirements.
 The Department of Finance has reported that, based on stronger than expected revenues during the first six months of the 1996-97 fiscal year, reflecting the continued strength of the State's economic recovery, General Fund revenues for the full 1996-97 fiscal year will be almost $800 million above projections, at about $48.4 billion. This is expected to be offset by required increased payments to schools, and lower than expected savings resulting from federal welfare reform actions and federal aid for illegal immigrants. As a result, the expected balance of the SFEU at June 30, 1997 has been slightly reduced to about $197 million, still the first positive balance in the decade of the 90's. The State has not yet given any prediction of how the federal welfare reform law will impact the State's finances, or those of its local agencies; the State is in the midst of making many decisions concerning implementation of the new welfare law.
 Proposed 1997-98 Budget. On January 9, 1997, the Governor released his proposed budget for FY
1997-98. Assuming continuing strength in the economy, the Governor projects General Fund revenues of $50.7 billion, and proposes expenditures of $50.3 billion, to leave a budget reserve in the SFEU of $550 million at June 30, 1998. The Governor proposed further programs to reduce class size in lower primary grades, using excess revenues from FY 1996-97. He also proposed a further cut in corporate taxes, and sweeping changes in public assistance programs to respond to the new federal welfare reform law.
 Although the State's strong economy is
producing record revenues to the State
government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

Bond Rating
 The ratings on California's long-term general obligation bonds were reduced in the early
1990's from "AAA" levels which had existed prior to the recession. In 1996, Fitch and Standard &
Poor's raised their ratings of California's general obligation bonds, which as of April 1997 were assigned ratings of "A+" from Standard &
Poor's, "A1" from Moody's and "A+" from Fitch.
 There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings
 The State is involved in certain legal
proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include a deferral of payments by California to the Public
Employees Retirement System, reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

Obligations Of Other Issuers
 Other Issuers of California Municipal
Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal
Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.
 State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13.
Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues.
Total local assistance from the State's General
Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State
General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid.
Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. To the extent the State should be constrained by its
Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced.
Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. Los Angeles
County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in 1995-96 and 1996-97.
Los Angeles County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange
County, which emerged from Federal Bankruptcy
Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy.
 Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which will have to be enacted by June, 1997 in order to comply with the federal welfare reform law. It is not yet known how the State's legislation will turn out and what its overall impact will be on local government finances.
 Assessment Bonds. California Municipal
Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds.
Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
 California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted
(if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Litigation is brought form time to time which challenges the constitutionality of such lease arrangements.

Other Considerations
 The repayment of industrial development
securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.
 Limitations on ad valorem property taxes may particularly affect "tax allocation": bonds issued by California redevelopment agencies.
Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity.
In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
 Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness.
As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
 The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear.
Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal
Obligations in which the fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Municipal
Obligations.
 Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any California
Municipal Obligation in the Trust could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Tax Status of the Trust - California
In the opinion of Orrick, Herrington &
Sutcliffe, special California counsel on
California tax matters, under existing law applicable to individuals who are California residents:
1. The California Trust is not an association taxable as a corporation for California income tax purposes. Under the income tax laws of California, income of the California Trust will be treated as income of Certificateholders.
2. Interest on the underlying Securities that is exempt from California personal income tax and property tax when received by the California
Trust will retain its status as tax-exempt interest when distributed to Certificateholders.
However, interest on the underlying Securities attributed to a Certificateholder that is a corporation subject to the California franchise tax laws may be includable in its gross income for purposes of determining its California franchise tax.
3. Under the income tax laws of California, Certificateholders in the California Trust will have a taxable event when the California Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity), or when the Certificateholders redeem or sells
Units. Because of the requirement that tax cost basis be reduced to reflect amortization of bond premium, under some circumstances a
Certificateholder may realize taxable gain when
Units are sold or redeemed for an amount equal to or less than their original cost. The total cost of each Unit to a Certificateholder is allocated among each of the bond issues held in the California Trust, in accordance with the proportion of the California Trust comprised by each bond issue, to determine its per Unit tax cost for each bond issue. The tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit cost of each bond issue. Certificateholders may be required to adjust the bases of their Units and the bases of their fractional interests in each California Trust asset to reflect their pro rata shares of accrued interest, if any, received on Securities delivered after the Certificateholders' respective settlement dates.
4. Bonds, including Securities, or any
interests therein, are exempt from California personal property tax.

Tax Status of the Trust
The following discussion applies to each Trust offered by this document. At the time of issuance of the Securities, opinions regarding the validity of such Securities and the exemption from federal income tax of interest on such Securities were rendered by bond counsel to the respective issuers.
Neither the Sponsor, the Trustee, nor counsel to either has made any review of the proceedings relating to the issuance of the Securities or the basis for such opinions. In the case of certain Securities in the Trust, the opinions of bond counsel indicate that interest on such obligations received by a "substantial user" of the facilities being financed with the proceeds of such obligations, or "related person," for periods such obligations are held by such "substantial user" or "related person," will not be exempt from federal income tax. Interest income attributable to such Securities received by a Unitholder who is a "substantial user" or "related person" may be taxable to such Unitholder.
In the opinion of Carter, Ledyard &
Milburn, counsel to the Sponsor, under existing law:
(i) The Trust is not an association taxable as a corporation for U.S. federal income tax purposes but will be governed by the provisions of Subchapter J (relating to Trusts) of Chapter 1,
Internal Revenue Code of 1986 (the "Code").
Each Unitholder will be considered as owning a pro rata share of each asset of the respective
Trust in the proportion that the number of Units of such Trust held by him bears to the total number of outstanding Units of such Trust.
Under Subpart E, Subchapter J of Chapter I of the Code, income of the Trust will be treated as income of each Unitholder of the Trust in the proportion described. Accordingly, to the extent that the income of the Trust consists of interest and original issue discount excludable from gross income under Section 103 of the Code, such income will be excludable from federal gross income of the Unitholder, except in the case of a Unitholder who is a substantial user
(or a person related to such user) of a facility financed through issuance of any industrial development bonds or certain private activity bonds held by the Trust. All taxpayers are nevertheless required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year. In the case of certain corporations, interest on all of the Securities is included in computing the alternative minimum taxable income pursuant to
Section 56(c) of the Code and may be included in the environmental tax (the "Superfund Tax") imposed by Section 59A of the Code, if the Superfund Tax is reinstated by Congress.
(ii)  If the Trustee disposes of a
Security (whether by sale, payment at maturity, redemption or otherwise), gain or loss is recognized to the Unitholder.
A Unitholder will also be considered to have disposed of all or a portion of his pro rata portion of each Security when he sells or redeems some or all of his Units. Such gain or loss is measured by comparing the Unitholder's share of such proceeds (or, in the case of a sale or redemption of Units, the portion of the proceeds allocable to a Security) with the Unitholder's adjusted basis for such Security.
 (iii) Under the income tax laws of the
State and City of New York, the Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes, but will not be tax-exempt except to the extent that such income is earned on bonds in the Trust that are otherwise tax-exempt for New York purposes.

Additional Tax Considerations
1.  Tax basis.  A Unitholder's initial
basis in his Units will be equal to the cost of
his Units, including any up-front or deferred
sales charge and the organizational expenses
borne by the Unitholder.  Such basis must be
apportioned among each of the Securities and
other assets of  the Trust, as of the date the
Units were acquired, ratably according to their
values as of such date (or the nearest valuation
date). A Unitholder's tax basis for his Units
and for his fractional interest in each Trust
asset must be reduced by the amount of his
aliquot share of accrued interest received by
the Trust, if any, after the date of purchase of
his Units, to the extent that such accrued
interest was included in the cost of his Units;
must also be reduced by the annual amortization
of bond premium, if any, on Securities held by
the Trust; and is increased by the Unitholder's
share of accrued original issue discount (and
market discount, if the Unitholder elects to
include market discount in income as it accrues)
with respect to each Security held by the Trust
which, at the time the Security was issued, had
original issue discount (or which was purchased
with market discount).
2.  Bond premium.  If a Security is
purchased for a premium over its redemption
price, the amount of the premium is included in
the tax basis of the Security.  Such premium is
amortized over the remaining term of the
Security, and the tax basis of the Security is
reduced each tax year by the amount of the
premium amortized in that tax year.  As a
result, under certain circumstances Unitholders
may realize a taxable gain upon disposition of
Units even though such Units are sold or
redeemed for an amount equal to or less than
their original cost.
3.  Original issue discount.  In the case
of any Security held by the Trust where the
"stated redemption price at maturity" exceeds
the "issue price," such excess (subject to a de
minimis rule) constitutes original issue
discount.  In the case of any Security held by
the Trust the interest on which is excludable
from gross income under Section 103 of the Code,
any original issue discount which accrues with
respect thereto will be treated as interest
which is excludable from gross income under
Section 103 of the Code.  With respect to any
purchaser of Securities subsequent to their
original issuance, Section 1272(a)(7) of the
Code provides for a reduction, under certain
circumstances, in the accrued "daily portion" of
such original issue discount.
4.  Market discount.  The Revenue
Reconciliation Act of 1993  (the "Tax Act")
subjects tax-exempt bonds to the market discount
rules of the Code effective for bonds purchased
after April 30, 1993.  In general, market
discount is the amount (if any) by which the
stated redemption price at maturity exceeds an
investor's purchase price (except to the extent
that such difference, if any, is attributable to
original issue discount not yet accrued) subject
to a statutory de minimis rule. Market discount
can arise based on the price the Trust pays for
Securities or the price a Unitholder pays for
his Units.  Under the Tax Act, accretion of
market discount is taxable as ordinary income;
under prior law, the accretion had been treated
as capital gain.  Market discount that accretes
while the Trust holds a Security would be
recognized as ordinary income by the Unitholders
when principal payments are received on the
Security, upon sale or at redemption (including
early redemption), or upon the sale or
redemption of his or her Units, unless a
Unitholder elects to include market discount in
taxable income as it accrues.
5.  Corporate alternative minimum tax.
Because the Trust does not include any
"specified private activity bonds" within the
meaning of Section 57(a)(5) of the Code issued
on or after August 8, 1986, none of the Trust's
interest income shall be treated as an item of
tax preference when computing the alternative
minimum tax.  In the case of corporations,
the alternative minimum tax and the Superfund
Tax depend upon the corporation's alternative
minimum taxable income ("AMTI"), which is the
corporation's taxable income with certain
adjustments.
Pursuant to Sections 56(c) and (g) of the
Code, one of the adjustment items used in
computing AMTI and the Superfund Tax of a
corporation (other than an S Corporation,
Regulated Investment Company, Real Estate
Investment Trust or REMIC) is an amount equal to
75% of the excess of such corporation's
"adjusted current earnings" over an amount equal
to its AMTI (before such adjustment item and the
alternative tax net operating loss deduction).
"Adjusted current earnings" includes all tax-
exempt interest, including interest on all
Securities in the Trust, and tax-exempt original
issue discount.
Under current Code provisions, the
Superfund Tax does not apply to tax years
beginning on or after January 1, 1996.
Legislative proposals have been made that would
extend the Superfund Tax.
6.  Disallowance of related items.  Under
Section 265 of the Code, interest on
indebtedness incurred or continued to purchase
or carry Units is not deductible for federal
income tax purposes.  Under rules used by the
Internal Revenue Service for determining when
borrowed funds are considered used for the
purpose of purchasing or carrying particular
assets, the purchase of Units may be considered
to have been made with borrowed funds even
though the borrowed funds are not directly
traceable to the purchase of Units. Also, under
Section 265, a Unitholder will generally not be
entitled to a deduction for his pro rata share
of fees and expenses of the Trust, or for the
amortization of bond premium, because they are
incurred in connection with the production of
tax-exempt income.
7.  Taxability of Social Security
benefits.  Code Section 86 provides that a
portion of social security benefits are
includible in taxable income for taxpayers whose
"modified adjusted gross income", combined with
50% of their social security benefits, exceeds a
base amount.  The base amount is $25,000 for an
individual, $32,000 for a married couple filing
a joint return, and zero for married persons
filing separate returns.  Under Code Section 86,
interest on tax-exempt bonds is to be added to
adjusted gross income for purposes of
determining whether an individual's income
exceeds the base amount.
The foregoing discussion relates only to
U.S. federal and certain aspects of New York
State and City income taxes.  Depending on their
state of residence, Unitholders may be subject
to state and local taxation and should consult
their own tax advisers in this regard.   The
preceding discussion also omits certain rules applicable to certain financial institutions, insurance companies, foreign corporations, S corporations and other entities subject to special rules under the Internal Revenue Code.

Co-Trustees
 The Co-Trustees are The First National Bank of
Chicago, a national banking association with its corporate trust office at One First National
Plaza, Suite 0126, Chicago, Illinois 60670-0126
(which is subject to supervision by the
Comptroller of the Currency, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System) and Investors
Bank & Trust Company, a Massachusetts trust company with its office at One Lincoln Plaza, P.O. Box 1537, Boston, Massachusetts 02205-1537, telephone no. 1-800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance
Corporation and the Federal Reserve System).

                 SERIES 224

ESSENTIAL INFORMATION REGARDING THE TRUST
AS OF DECEMBER 31, 1996

Initial Date of Deposit and of Trust Indenture and Agreement
January 31, 1990

Principal Amount of Bonds in Trust
$8,265,000

Number of Units Outstanding
8,322

Minimum Purchase
1 Unit

Fractional Undivided Interest in Trust Represented by each Unit
1/8,322nd

Public Offering Price
Aggregate Bid Price of Bonds in Trust$8,798,302 *~
Divided by 8,322 Units$1,057.23 *~
Plus Sales Charge of
2.33% of Public Offering Price25.20
Public Offering Price per Unit$1,082.43 *~

Redemption Value per Unit
$1,057.23 *~

Excess of Public Offering Price per Unit Over
Redemption Value per Unit
$25.20

Sponsor's Repurchase Price per Unit
$1,057.23 *~

Excess of Public Offering Price per Unit Over
Sponsor's Repurchase Price per Unit
$25.20

Minimum Principal Distribution
No distribution need be made from Principal
Account if balance of Account is less than $10,000.

Evaluation Time
4 P.M. New York Time

Mandatory Termination Date * *
January 1, 2040

Discretionary Termination
Indenture may be terminated if value of Trust is less than $2,000,000.

           INTEREST DISTRIBUTION INFORMATION

                                                                      Monthly
Gross annual interest income per unit                                 $71.18
Less estimated annual fees and expenses per unit * * * *              2.10
Less Sponsor's annual fee per unit * * * *                            .17
Estimated net annual interest income per unit                         $68.91
Estimated interest distribution per unit                              $5.74
Daily rate at which estimated net interest accrues per unit           $.1913
Estimated current return * * *                                        6.37%
Record dates                                                          1st of
                                                                      each month
Interest distribution dates                                           15th of
                                                                      each month
Trustee's annual fee per $1,000 principal amount of bonds * * * *     $1.09
Evaluator's daily fee per bond * * * *                                .40

 __________________

          * Plus accrued interest.
       * * The actual termination of the Trust
may be considerably earlier (see "Termination of the Trust" in Part B).
     * * * The estimated current return is
increased for transactions entitled to a reduced sales charge (see "Public
            Offering Price of Units" in Part B).
   * * * * See "Expenses of the Trust" in Part
B.
         ~ Includes overdistributed principal
funds.

CALIFORNIA INSURED, SERIES 7A
ESSENTIAL INFORMATION REGARDING THE TRUST
AS OF DECEMBER 31, 1996

Initial Date of Deposit and of Trust Indenture and Agreement
January 31, 1990

Principal Amount of Bonds in Trust
$4,210,000

Number of Units Outstanding
4,223

Minimum Purchase
1 Unit

Fractional Undivided Interest in Trust Represented by each Unit
1/4,223rd

Public Offering Price
Aggregate Bid Price of Bonds in Trust$4,539,639 *~
Divided by 4,223 Units$1,074.98 *~
Plus Sales Charge of
1.61% of Public Offering Price17.60
Public Offering Price per Unit$1,092.58 *~



Redemption Value per Unit
$1,074.98 *~

Excess of Public Offering Price per Unit Over
Redemption Value per Unit
$17.60

Sponsor's Repurchase Price per Unit
$1,074.98 *~

Excess of Public Offering Price per Unit Over
Sponsor's Repurchase Price per Unit
$17.60

Minimum Principal Distribution
No distribution need be made from Principal
Account if balance of Account is less than $6,000.

Evaluation Time
4 P.M. New York Time

Mandatory Termination Date * *
January 1, 2040

Discretionary Termination
Indenture may be terminated if value of Trust is less than $1,200,000.




           INTEREST DISTRIBUTION INFORMATION
                                                                      Monthly
Gross annual interest income per unit                                 $69.59
Less estimated annual fees and expenses per unit * * * *              2.65
Less Sponsor's annual fee per unit * * * *                            .17
Estimated net annual interest income per unit                         $66.77
Estimated interest distribution per unit                              $5.56
Daily rate at which estimated net interest accrues per unit           $.1853
Estimated current return * * *                                        6.11%
Record dates                                                          1st of
                                                                      each month
Interest distribution dates                                           15th of
                                                                      each month
Trustee's annual fee per $1,000 principal amount of bonds * * * *     $1.09
Evaluator's daily fee per bond * * * *                                0.40

 __________________

          * Plus accrued interest.
       * * The actual termination of the Trust
may be considerably earlier (see "Termination of the Trust" in Part B).
     * * * The estimated current return is
increased for transactions entitled to a reduced sales charge (see "Public
            Offering Price of Units" in Part B).
   * * * * See "Expenses of the Trust" in Part
B.
         ~ Includes undistributed principal
funds.

               FINANCIAL SUMMARY
SERIES 224

The following sets forth a summary of
distributions and redemption values per unit for The Municipal Bond Trust, Series 224.

                                              DISTRIBUTIONS
               PERIOD ENDING                  PER UNIT
MONTHLY        December 31, 1994             $69.74
               December 31, 1995             69.43
               December 31, 1996             68.90
PRINCIPAL      December 31, 1994             1.09
               December 31, 1995             ---
               December 31, 1996             ---
As of December 31, 1994, 1995 and December
31, 1996, the redemption values per unit were
$1,017.88, $1,078.17, and $1,057.23 plus
accrued interest to the respective dates.


               FINANCIAL SUMMARY
CALIFORNIA INSURED, SERIES 7A

The following sets forth a summary of
distributions and redemption values per unit for The Municipal Bond Trust, California
Insured, Series 7A.

                                              DISTRIBUTIONS
               PERIOD ENDING                  PER UNIT
MONTHLY        December 31, 1994             $67.51
               December 31, 1995             66.99
               December 31, 1996             66.48
PRINCIPAL      December 31, 1994             1.10
               December 31, 1995             ---
               December 31, 1996             1.14


As of December 31, 1994, 1995 and December
31, 1996, the redemption values per unit were $1,042.33, $1,101.29, and $1,074.98 plus accrued interest to the respective dates.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE MUNICIPAL BOND TRUST, SERIES 224 AND
THE MUNICIPAL BOND TRUST, CALIFORNIA INSURED,
SERIES 7A:

 We have audited the accompanying statements of financial condition, including the schedules of investments, of The Municipal Bond Trust, Series
224 and The Municipal Bond Trust, California
Insured, Series 7A as of December 31, 1996 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1996, as shown in the statements of financial condition and schedules of investments, by correspondence with the Co-Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements
referred to above present fairly, in all
material respects, the financial position of The
Municipal Bond Trust, Series 224 and The
Municipal Bond Trust, California Insured, Series
7A at December 31, 1996 and the results of its
operations and changes in its net assets for
each of the three years in the   period then
ended, in conformity with generally accepted
accounting principles.


           ERNST & YOUNG LLP


New York, New York
April 16, 1997

             THE MUNICIPAL BOND TRUST
                  SERIES 224
           STATEMENT OF FINANCIAL CONDITION
               December 31, 1996
                      ASSETS
Investment in municipal bonds - at market value (Cost $7,903,930)
(note 4 to schedule of investments)                                                    $8,798,691
Accrued interest receivable                                                            167,419
Cash                                                                                   5,901
Total Assets                                                                           $8,972,011
                    LIABILITIES AND NET ASSETS
Distribution payable (note E)                                                          $47,685
Accrued expenses payable                                                               5,035
Total Liabilities                                                                      52,720
Net assets (8,322 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                 $8,298,089
Less gross underwriting commissions (note C)                               (394,159)
                                                                           7,903,930
Net unrealized market appreciation (note D)                                894,761
Net amount applicable to unitholders                                       8,798,691
Undistributed investment income-net                                        120,989
Overdistributed proceeds from bonds sold or redeemed                       (389)
Net Assets                                                                             8,919,291
Total Liabilities and Net Assets                                                       $8,972,011

Net Asset Value Per Unit                                                               $1,071.77

              STATEMENT OF OPERATIONS
                                                                 Year Ended December 31,
                                                                  1996         1995         1994
Investment Income - Interest                                      $611,991     $673,319     $702,386

Less expenses:
Trustee's fees, Evaluator's fees and expenses                     19,585       22,628       19,200
Total expenses                                                    19,585       22,628       19,200
Investment Income-net                                             592,406      650,691      683,186
Realized and unrealized gain (loss) on investments-net:
Net realized gain on securities transactions                      47,610       50,443       27,183
Net change in unrealized market appreciation (depreciation)       (231,577)    525,734      (904,392)
Net gain (loss) on investments                                    (183,967)    576,177      (877,209)
Net increase (decrease) in net assets resulting from operations   $408,439     $1,226,868   ($194,023)


See accompanying notes to financial statements.

             THE MUNICIPAL BOND TRUST
SERIES 224
STATEMENT OF CHANGES IN NET ASSETS
                                                                 Year Ended December 31,
                                                                  1996         1995         1994
Operations:
Investment income-net                                             $592,406     $650,691     $683,186
Net realized gain on securities transactions                      47,610       50,443       27,183
Net change in unrealized market appreciation (depreciation)       (231,577)    525,734      (904,392)
Net increase (decrease) in net assets resulting from operations   408,439      1,226,868    (194,023)
Less: Distributions to Unitholders
Investment Income                                                 589,964      649,643      681,439
Principal                                                         ---          ---          10,667
Total Distributions                                               589,964      649,643      692,106
Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                              584,371      841,232      329,846
Undistributed income at date of redemption                        9,610        14,375       5,281
Total Redemptions                                                 593,981      855,607      335,127
Decrease in net assets                                            (775,506)    (278,382)    (1,221,256)
Net Assets:
Beginning of period                                               9,694,797    9,973,179    11,194,435
End of period                                                     $8,919,291   $9,694,797   $9,973,179

   See accompanying notes to financial statements.
            NOTES TO FINANCIAL STATEMENTS
               December 31, 1996
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Bond transactions are
  accounted for on the date the bonds are
purchased or sold.
(B) Cost to the investors represents the initial
public offering price as of the initial date of
deposit computed on the
  basis set forth under "Public Offering Price
Of Units" included in Part B, adjusted for bonds
called or sold since
  the initial date of deposit.
(C) The aggregate sales charge was computed on
the basis set forth under "Public Offering Price
of Units" included
  in Part B.
(D) At December 31, 1996, the gross unrealized
market appreciation was $894,761 and the gross
unrealized
  market depreciation was ($0). The net
unrealized market appreciation was $894,761.
(E) Distributions of the net investment income
to Unitholders are declared and paid monthly.
(F) The following units were redeemed with
proceeds of bonds sold as follows:
                                                                 Year Ended December 31,
                                                                  1996         1995         1994
Number of units redeemed                                          551          786          311
Redemption amount                                                 $593,981     $855,607     $335,127

               THE MUNICIPAL BOND TRUST
             CALIFORNIA INSURED, SERIES 7A
           STATEMENT OF FINANCIAL CONDITION
                  December 31, 1996
                        ASSETS
Investment in municipal bonds - at market value (Cost $4,083,096)
(note 3 to schedule of investments)                                                    $4,539,486
Accrued interest receivable                                                            124,586
Cash                                                                                   153
Total Assets                                                                           $4,664,225
                     LIABILITIES AND NET ASSETS
Trustee Advance                                                                        $41,051
Distribution payable (note E)                                                          23,395
Accrued expenses payable                                                               3,918
Total Liabilities                                                                      68,364
Net assets (4,223 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                 $4,286,714
Less gross underwriting commissions (note C)                               (203,618)
                                                                           4,083,096
Unrealized market appreciation (note D)                                    456,390
Net amount applicable to unitholders                                       4,539,486
Undistributed investment income-net                                        56,222
Undistributed proceeds from bonds sold or redeemed                         153
Net Assets                                                                             4,595,861
Total Liabilities and Net Assets                                                       $4,664,225

Net Asset Value Per Unit                                                               $1,088.29

              STATEMENT OF OPERATIONS

                                                                 Year Ended December 31,
                                                                  1996         1995         1994
Investment Income - Interest                                      $313,987     $344,920     $379,886

Less expenses:
Trustee's fees, Evaluator's fees and expenses                     12,830       15,616       11,641
Total expenses                                                    12,830       15,616       11,641
Investment Income-net                                             301,157      329,304      368,245
Realized and unrealized gain (loss) on investments-net:
Net realized gain on securities transactions                      60,754       47,933       48,763
Net change in unrealized market appreciation (depreciation)       (176,438)    254,260      (527,755)
Net gain (loss) on investments                                    (115,684)    302,193      (478,992)
Net increase (decrease) in net assets resulting from operations   $185,473     $631,497     ($110,747)
     See accompanying notes to financial statements.

             THE MUNICIPAL BOND TRUST
CALIFORNIA INSURED, SERIES 7A
STATEMENT OF CHANGES IN NET ASSETS
                                                                 Year Ended December 31,
                                                                  1996         1995         1994
Operations:
Investment income-net                                             $301,157     $329,304     $368,245
Net realized gain on securities transactions                      60,754       47,933       48,763
Net change in unrealized market appreciation (depreciation)       (176,438)    254,260      (527,755)
Net increase (decrease) in net assets resulting from operations   185,473      631,497      (110,747)
Less: Distributions to Unitholders
Investment Income                                                 299,291      330,647      366,460
Principal                                                         5,187        ---          6,151
Total Distributions                                               304,478      330,647      372,611
Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                              494,618      524,468      509,233
Undistributed income at date of redemption                        7,630        7,773        7,840
Total Redemptions                                                 502,248      532,241      517,073
Decrease in net assets                                            (621,253)    (231,391)    (1,000,431)
Net Assets:
Beginning of period                                               5,217,114    5,448,505    6,448,936
End of period                                                     $4,595,861   $5,217,114   $5,448,505

See accompanying notes to financial statements.
            NOTES TO FINANCIAL STATEMENTS
               December 31, 1996
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Bond transactions are
  accounted for on the date the bonds are
purchased or sold.
(B) Cost to the investors represents the initial
public offering price as of the initial date of
deposit computed on the
  basis set  forth under "Public Offering Price
Of Units" included in Part B, adjusted for bonds
called or sold since
  the initial date of deposit.
(C) The aggregate sales charge was computed on
the basis set forth under "Public Offering Price
of Units" included
 in Part B.
(D) At December 31, 1996, the gross unrealized
market appreciation was $456,390 and the gross
unrealized
  market depreciation was ($0). The net
unrealized market appreciation was $456,390.
(E) Distributions of the net investment income
to Unitholders are declared and paid monthly.
(F) The following units were redeemed with
proceeds of bonds sold as follows:
                                                                 Year Ended December 31,
                                                                  1996         1995         1994
Number of units redeemed                                          458          478          478
Redemption amount                                                 $502,248     $532,241     $517,073

THE MUNICIPAL BOND TRUST, SERIES 224
Schedule of Investments as of December 31, 1996
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
1.     $750,000    HOUSING ASSISTANCE CORPORA-
                   TION OF MOBILE, ALABAMA MULTI-
                   FAMILY HOUSING REFUNDING
                   REVENUE BONDS, SERIES 1989A
                   (FHA INSURED MORTGAGE LOANS
                   SECTION 8 ASSISTED PROJECTS)     AAA      7 5/8%       C.02/01/00@1      $791,295
                                                             08/01/2023   S.F. NONE
2.     500,000     MORGAN COUNTY, CITY OF DECA-
                   TUR JOINT HOSPITAL BOARD (DECA-
                   TUR, ALABAMA) HOSPITAL REVENUE
                   REFUNDING BONDS DECATUR
                   GENERAL HOSPITAL SERIES 1989
                   (REFUNDED)                       NR       7 7/8%       C.03/01/99@102    546,345
                                                             03/01/1999   S.F. 03/01/1999
3.     260,000     STATE OF FLORIDA FULL FAITH AND
                   CREDIT STATE BOARD OF EDUCA-
                   TION PUBLIC EDUCATION CAPITAL
                   OUTLAY BONDS, REFUNDING BONDS
                   SERIES 1989 A (REFUNDED)         AAA      7 1/4%       C.06/01/00@1      288,790
                                                             06/01/2000   S.F. NONE
4.     360,000     STATE OF FLORIDA FULL FAITH AND
                   CREDIT STATE BOARD OF EDUCA-
                   TION PUBLIC EDUCATION CAPITAL
                   OUTLAY BONDS, REFUNDING BONDS
                   SERIES 1989-A                    AA       7 1/4%       C.06/01/00@102    395,870
                                                             06/01/2023   S.F. 06/01/2016
5.     750,000     ORLANDO UTILITIES COMMISSION
                   FLORIDA WATER AND ELECTRIC
                   SUBORDINATED REVENUE BONDS
                   SERIES D                         Aa(2)    5 1/2%       C.10/01/99@100    729,585
                                                             10/01/2020   S.F. 10/01/2018

6.     750,000     CITY OF CHICAGO, ILLINOIS WATER
                   REVENUE BONDS 1990 SERIES A      AA-      6.00%        C.11/15/99@100    752,872
                                                             11/15/2019   S.F. 11/15/2017
7.     750,000     MASSACHUSETTS WATER RESOUR-
                   CES AUTHORITY GENERAL REVENUE
                   BONDS 1990 SERIES A (REFUNDED)   AAA      7 5/8%       C.04/01/00@1      838,733
                                                             04/01/2000   S.F. NONE
8.     420,000     NORTH CAROLINA EASTERN MUNICI-
                   PAL POWER AGENCY POWER SYS-
                   TEM REVENUE BONDS, REFUNDING
                   SERIES 1988 A (REFUNDED)         Aaa(2)   8.00%        C.01/01/98@1      445,578
                                                             01/01/1998   S.F. NONE
9.     85,000      NORTH CAROLINA EASTERN MUNICI-
                   PAL POWER AGENCY POWER SYS-
                   TEM REVENUE BONDS, REFUNDING
                   SERIES 1988 A (REFUNDED)         Aaa(2)   8.00%        C.01/01/98@1      90,177
                                                             01/01/1998   S.F. NONE
                                                                                             (Continued)

THE MUNICIPAL BOND TRUST, SERIES 224
Schedule of Investments as of December 31, 1996
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
10.    $750,000    MONTGOMERY COUNTY HIGHER
                   EDUCATION AND HEALTH AUTHOR-
                   ITY (PENNSYLVANIA) HOSPITAL REV-
                   ENUE BONDS, SERIES 1990 (THE
                   BRYN MAWR HOSPITAL PROJECT)
                   (REFUNDED)                       Aaa(2)   7 3/8%       C.12/01/99@1      $827,325
                                                             12/01/1999   S.F. NONE
11.    355,000     CITY OF CHARLESTON, SOUTH CAR-
                   OLINA WATERWORKS AND SEWER
                   SYSTEM REVENUE BONDS, SERIES
                   1988 (REFUNDED)                  AAA      7 3/4%       C.01/01/98@1      375,902
                                                             01/01/1998   S.F. NONE
12.    600,000     MATAGORDA COUNTY NAVIGATION
                   DISTRICT NUMBER ONE (TEXAS)
                   ADJUSTABLE RATE COLLATERAL-
                   IZED POLLUTION CONTROL REVE-
                   NUE BONDS (CENTRAL POWER AND
                   LIGHT COMPANY PROJECT) SERIES
                   1984 A (CONVERTED TO FIXED RATE) A        7 1/2%       C.12/15/99@1      661,968
                                                             12/15/2014   S.F. NONE
13.    495,000     TOMBALL HOSPITAL AUTHORITY
                   (TOMBALL REGIONAL HOSPITAL)
                   (TEXAS) HOSPITAL REVENUE RE-
                   FUNDING BONDS SERIES 1989 C
                   (IRREVOCABLE LETTER OF CREDIT
                   PROVIDED BY BANQUE PARIBAS)
                   (REFUNDED)                       Aaa(2)   7 3/8%       C.07/01/99@1      541,228
                                                             07/01/1999   S.F. NONE
14.    500,000     INTERMOUNTAIN POWER AGENCY (A
                   POLITICAL SUBDIVISION OF THE
                   STATE OF UTAH) POWER SUPPLY
                   REVENUE REFUNDING BONDS
                   SERIES A (REFUNDED)              A+       6.00%        C.07/01/99@1      521,270
                                                             07/01/1999   S.F. NONE
15.    250,000     VERMONT EDUCATIONAL AND
                   HEALTH BUILDINGS FINANCING
                   AGENCY HOSPITAL REVENUE BONDS
                   (RUTLAND REGIONAL MEDICAL
                   CENTER PROJECT) SERIES 1988 A
                   (REFUNDED)                       NR       8.10%        C.04/01/98@1      266,880
                                                             04/01/1998   S.F. NONE
                                                                                             (Continued)

THE MUNICIPAL BOND TRUST, SERIES 224
Schedule of Investments as of December 31, 1996
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
16.    $690,000    WISCONSIN HOUSING AND ECO-
                   NOMIC DEVELOPMENT AUTHORITY
                   HOME OWNERSHIP REVENUE
                   BONDS, 1989 SERIES B             AA       7.60%        C.09/01/99@10     $724,873
                                                             03/01/2015   S.F. 03/01/2011
     $8,265,000                                                                           $8,798,691
 (1) All ratings are by Standard &
Poor's Corporation unless otherwise
indicated.  A brief description of
applicable rating symbols is given under
"Bond Ratings" included in Part B.  For
concentration of credit risk, see
"Securities in the Trust Portfolio" in
Part A.
 (2) Moody's Investors Service, Inc.'s
rating.  A brief description of
applicable rating symbols is given under
"Bond Ratings" included in Part B.
 (3) C._Indicates the first year in
which an issue of bonds is redeemable in
whole, or in part, by the operation of
the optional call provisions, and the
redemption price for that year; unless
otherwise indicated, each issue
continues to be redeemable at declining
prices thereafter but not below par.
S.F._Indicates the next date on which an
issue of bonds is subject to scheduled
sinking fund redemption and the
redemption price for that date; unless
otherwise indicated, such issue of bonds
is subject to scheduled sinking fund
redemption at par.
 Bonds listed as non-callable, as well
as those listed as callable, may also be
redeemable at par, under certain
circumstances, from special redemption
payments.
 (4) The Market Value is determined by
the Evaluator on the bid side of the
market, on a basis identical to that set
forth under "Public Offering Price of
Units" included in Part B.
 (5) The Maturity Date noted for all
Refunded Bonds is the date on which such
Bonds have been irrevocably called for
redemption by the issuers thereof.

             THE MUNICIPAL BOND TRUST,
CALIFORNIA INSURED, SERIES 7A
Schedule of Investments as of December 31, 1996
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
1.     $600,000    CALIFORNIA HEALTH FACILITIES FI-
                   NANCING AUTHORITY INSURED FA-
                   CILITY REVENUE BONDS (CATHOLIC
                   HEALTHCARE WEST) 1989 SERIES A
                   (AMBAC INS.) (REFUNDED)          AAA      7.00%        C.07/01/99@1      $651,642
                                                             07/01/1999   S.F. NONE
2.     600,000     CALIFORNIA HEALTH FACILITIES FI-
                   NANCING AUTHORITY REVENUE RE-
                   FUNDING BONDS (ALEXIAN BRO-
                   THERS OF SAN JOSE, INC.) SERIES
                   1989 (MBIA INS.)                 AAA      7 1/8%       C.01/01/00@102    651,066
                                                             01/01/2016   S.F. 01/01/2010
3.     135,000     CALIFORNIA HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE
                   BONDS (ST. JOSEPH HEALTH
                   SYSTEM) SERIES 1989 A (BIGI INS.)
                   (REFUNDED)                       AAA      6.90%        C.07/01/99@1      146,301
                                                             07/01/1999   S.F. NONE
4.     15,000      CALIFORNIA HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE
                   BONDS (UNI-HEALTH AMERICA) 1988
                   SERIES A (AMBAC INS.)            AAA      7 5/8%       C.10/01/98@102    16,098
                                                             10/01/2015   S.F. 10/01/2004
5.     225,000     LOCAL GOVERNMENT FINANCE AU-
                   THORITY (CALIFORNIA) 1989 REFUN-
                   DING REVENUE BONDS (CITY OF
                   ROSEVILLE) (MBIA INS.) (REFUNDED)   AAA   6 1/4%       C.08/01/99@1      239,290
                                                             08/01/1999   S.F. NONE
6.     430,000     NORTHERN CALIFORNIA POWER
                   AGENCY COMBUSTION TURBINE
                   PROJECT NUMBER ONE REVENUE
                   BONDS, 1989 REFUNDING SERIES A
                   (MBIA INS.)                      AAA      6.00%        C.08/15/99@100    437,985
                                                             08/15/2010   S.F. 08/15/2008
7.     600,000     CITY OF OAKLAND, CALIFORNIA
                   SPECIAL REFUNDING REVENUE
                   BONDS (PENSION FINANCING) 1988
                   SERIES A (FINANCIAL GUARANTY
                   INS.)                            AAA      7.60%        C.08/01/98@102    641,946
                                                             08/01/2021   S.F. 08/01/2004
                                                                                             (Continued)

             THE MUNICIPAL BOND TRUST,
CALIFORNIA INSURED, SERIES 7A
Schedule of Investments as of December 31, 1996
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
8.     $405,000    SACRAMENTO MUNICIPAL UTILITY
                   DISTRICT (CALIFORNIA) ELECTRIC
                   REVENUE BONDS, 1990 SERIES X
                   (MBIA INS.) (REFUNDED)           AAA      7.00%        C.07/01/00@1      $449,121
                                                             07/01/2000   S.F. NONE
9.     500,000     SAN BERNARDINO JOINT POWERS
                   FINANCING AUTHORITY (CALIFOR-
                   NIA) PUBLIC FACILITIES LEASE
                   REVENUE REFUNDING BONDS 1989
                   SERIES A (AMBAC INS.)            AAA      7.15%        C.09/01/99@102    540,995
                                                             09/01/2013   S.F. 09/01/2002
10.    200,000     COUNTY OF SAN JOAQUIN, CALIFOR-
                   NIA CERTIFICATES OF PARTICIPA-
                   TION (1989 JAIL AND SHERIFF'S OP-
                   ERATING CENTER PROJECT) (MBIA
                   INS.) (REFUNDED)                 AAA      6 3/4%       C.11/15/99@1      218,142
                                                             11/15/1999   S.F. NONE
11.    500,000     SOUTH COAST AIR QUALITY MAN-
                   AGEMENT DISTRICT BUILDING CORP-
                   ORATION (CALIFORNIA) INSTALL-
                   MENT SALE REVENUE BONDS
                   SERIES B (HEADQUARTERS FACILI-
                   TIES) (AMBAC INS.) (REFUNDED)    AAA      7 1/8%       C.08/01/99@1      546,900
                                                             08/01/1999   S.F. NONE
     $4,210,000                                                                           $4,539,486

 (1) All ratings are by Standard &
Poor's Corporation unless otherwise
indicated.  A brief description of
applicable rating symbols is given under "Bond Ratings" included in Part B. For concentration of credit risk, see
"Securities in the Trust Portfolio" in
Part A.
 (2) C._Indicates the first year in
which an issue of bonds is redeemable in whole, or in part, by the operation of the optional call provisions, and the redemption price for that year; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par.
S.F._Indicates the next date on which an issue of bonds is subject to scheduled sinking fund redemption and the redemption price for that date; unless otherwise indicated, such issue of bonds is subject to scheduled sinking fund redemption at par.
 Bonds listed as non-callable, as well
as those listed as callable, may also be redeemable at par, under certain circumstances, from special redemption payments.
 (3) The Market Value is determined by
the Evaluator on the bid side of the
market, on a basis identical to that set forth under "Public Offering Price of Units" included in Part B.
 (4) The Maturity Date noted for all
Refunded Bonds is the date on which such Bonds have been irrevocably called for redemption by the issuers thereof.




              MUNICIPAL BOND TRUST
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
           UNLESS ACCOMPANIED BY PART A.
               NATURE OF THE TRUST
 Each series of The Municipal Bond Trust is a separate but similar unit investment trust, formed for the purpose of obtaining federally tax-exempt interest income consistent with the preservation of capital and diversification of risk through investment in a fixed portfolio comprised of "investment grade" (as of the Initial Date of Deposit ) interest-bearing
Bonds. State Trusts were formed for the
additional purpose of obtaining interest income exempt from state income taxes for purchasers who qualify as residents of the state for which each such Trust is named. The Sponsor and the Trustee do not have control over the course of payment of the principal of and interest on the Securities, therefore they cannot guarantee that the objectives of the Trust will be achieved.
The interest on the Bonds, in the opinion of counsel to the issuers of such Bonds, is, or upon their issuance and delivery will be, exempt from present Federal income taxes. Capital gains, if any, will be subject to taxation.
 The portfolio of the Trust consists of
interest-bearing Securities, issued by or on behalf of states, counties and municipalities within the United States, and authorities, agencies and other such political subdivisions.

              CREATION OF THE TRUST
 The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement* (the "Indenture"), dated as of the Initial Date of Deposit , among PaineWebber
Incorporated, as Sponsor, the Trustee identified in Part A of this prospectus and Kenny
Information Systems, Inc., a division of J.J.
Kenny Co., Inc. as Evaluator.
 On the Initial Date of Deposit , the Sponsor deposited with the Trustee the Securities or confirmations of contracts for the purchase of the Securities at prices determined by the Evaluator on the basis of current offering prices of the Securities. Confirmations of contracts for the purchase of the Bonds were delivered to the Trustee together with an irrevocable letter of credit drawn on a commercial bank in an amount sufficient for their purchase. Following the deposit, the Trustee delivered to the Sponsor registered
Certificates for Units evidencing the entire ownership of the Trust. Each Unit represents a fractional undivided interest in the Trust in an amount equal to one divided by the total number of Units outstanding. On the Initial Date of Deposit there was one Unit for each $1,000 face amount of Securities deposited in the Trust.

              SUMMARY OF PORTFOLIO
 An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Trust portfolio and hence of the Units will decline with increases in interest rates. The recent period of high inflation, together with the fiscal measures adopted to attempt to deal with it, has seen wide fluctuations in interest rates and thus in the value of fixed rate long-term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.
 As set forth under "Essential Information" and "Schedule of Investments" in Part A, the Trust may contain or be concentrated in one or more of the categories of Securities referred to below.
The types of issuers and percentages of any concentrations for this Trust are set forth in Part A. These categories are described in Part B because an investment in Units of the Trust should be made with an understanding of the risks which these investments may entail. Part B also contains a description of the features of this Trust.

General Obligation Bonds
 General obligation debt of an issuer that is a political subdivision or instrumentality of a state is typically secured by the full faith and credit of the issuer, encompassing its ability to levy an unlimited ad valorem tax on real property or other revenue streams, such as sales or income taxes. The fiscal condition of an issuer may be affected by socioeconomic factors beyond the issuer's control (such as relocation by a major employer) or other unanticipated events, including: natural disasters, declines in the state's industrial base or an inability to attract new industries, imposition of tax rate decreases or appropriations limitations by legislation or initiative; increased expenditures mandated by Federal or state law or by judicial decree; reduction of unrestricted federal or state aid and of revenue-sharing programs due to subsequent legislative changes in appropriations or aid formulas; or disallowances by the Federal or state governments for categorical grants. The fiscal condition of an issuer that is a political subdivision or instrumentality of a state (such as a county, city, school district or other entity providing public services) is related to the size and diversification of its tax and revenue base and to such other factors as: the effect of inflation on the general operating budget and of other costs, including salaries and fringe benefits, energy and solid waste disposal; changes in state law and statutory interpretations affecting traditional home rule powers (which vary from state to state); levels of


____________
 *Reference is hereby made to said Trust
Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
unrestricted state aid or revenue-sharing programs and state categorical grants subject to annual appropriation by a state legislature;
increased expenditures mandated by state law or judicial decree; and disallowances for expenses incurred under Federal or state categorical grant programs. The local economy may be or become concentrated (i) in a single industry, which may be affected by natural or other disasters or by fluctuations in commodity prices, or (ii) in a particular company, the operations of which may be impaired due to labor disputes, relocation, bankruptcy or corporate take-over. Such economic factors may, in turn, affect local tax collections and service demands. The ability of an issuer to levy additional taxes may be subject to state constitutional provisions, assent of the state legislature or voter approval in a local referendum, or constrained by economic or political considerations. Recent changes in
Federal welfare policy may have substantial negative impact on certain states and localities within such states, which may in turn make their ability to maintain balanced budgets more difficult in future years.

Revenue Bonds
 Revenue Bonds are securities issued by states, municipalities, public authorities and other similar entities to finance the cost of constructing, acquiring or improving various projects. Unlike general obligation bonds, municipal revenue bonds are not backed by their issuer's taxing power or full faith and credit and payment on municipal revenue bonds is generally dependent solely upon revenues generated by the project or in some cases, specific state appropriations or excise taxes.
Examples of municipal revenue bonds are: housing facility securities, airport facilities, power and electronic facilities, and others listed below in bold typeface. A brief discussion of some of the risks associated with such revenue bonds follows.

Housing Facility Securities
 These Securities are typically secured by mortgage revenues derived by state housing finance agencies, municipal housing authorities or certain non-profit organizations from repayments on mortgage and home improvement loans made by such entities. Special considerations affecting housing securities include: the condition of the local housing market, competition from conventional mortgage lenders, fluctuations in interest rates, increasing construction costs and the ability of the Issuers, lenders, servicers and borrowers to maintain program compliance under applicable statutory provisions. Federal tax legislation adopted during the 1980s imposed progressively more restrictive requirements for post-issuance compliance necessary to maintain the tax exemption on both single family and multi-family housing securities. To maintain the security's tax exemption, the issuer may be required pursuant to the legal documents governing the Security to redeem all or a portion of such obligations at par; the Sponsor is unable to predict whether such redemptions will occur, or what effect, if any, such redemptions would have on any such Securities in the Trust.
 Additional considerations with regard to single-family housing securities include: the underwriting and management ability of the issuers, lenders and servicers (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments); the financial condition and credit rating of the private mortgage insurer underwriting the insurance on the underlying mortgage or pool of mortgages;
and special risks attendant to lending to mortgagors, most of whom are first time home buyers of low or moderate means. During periods of declining interest rates, there may be increased redemptions of single family housing securities from unexpended proceeds due to insufficient demand, because conventional mortgage loans may become available at interest rates equal to or less than the interest rates charged on the mortgage loans made available from bond proceeds. In addition, certain mortgage loans may be prepaid earlier than their maturity dates, because mortgage loans made with bond proceeds usually do not carry prepayment penalties. Additional considerations with regard to multi-family housing securities include:
increasing operating costs; the ability or failure to increase rental charges; and the financial condition of housing authority Issuers and their ability to meet certain requirements under the Section 8 program of the United States
Housing Act of 1937, as amended. Multi-family housing securities may also be subject to full or partial redemption at par from the proceeds of the sale, assignment or disposition of a defaulted mortgage loan or acceleration of principal payments thereunder; a condemnation or insurance award; or a result of the reduction of a required reserve fund.

Airport Facilities
 Bonds in the airport facilities category are payable from and secured by revenues derived from the gross airport operating income. The major portion of gross airport operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, facilities, service fees, concessions and leases. Airport operating income may be affected by local economic conditions, air traffic patterns, noise abatement restrictions or the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic due to deregulation, recent consolidations through mergers and acquisitions, increased competition, excess industry capacity, fluctuations in fuel and other costs, traffic constraints and other factors. In particular, facilities with use agreements involving airlines experiencing financial difficulty may experience a reduction in revenue due to the possible inability of these airlines to meet their use agreement obligations. The Sponsor is now unable to predict what effect, if any, air transport industry conditions will have on the airport
Bonds in the Trust.

Hospital and Health Care Facility Securities
 Bonds in the hospital and health care
facilities category are payable from revenues derived from hospital, mental health, nursing home and other health care facilities which, generally, were constructed or are being constructed with bond proceeds. Payment of such bonds derives generally from revenues of health care providers. The continuing availability of sufficient revenues is dependent upon several factors affecting all such facilities generally, including, among other factors: utilization rates; the cost and availability of malpractice insurance and the outcome of malpractice litigation; curtailment of operations due to shortages in qualified medical staff or labor disputes; changes in Federal, state and private reimbursement regulations and health care delivery programs. The extent of the AIDS epidemic is undetermined, and the Sponsor cannot predict its full impact on the health care system or particular issuers. Utilization rates for a particular facility may be determined by cost containment programs implemented by third party governmental providers or private insurers; long-term advances in health care delivery reducing demand for in-patient services; technological developments which may be effectively rationed by the scarcity of equipment or specialists; governmental approval and the ability to finance equipment acquisitions; increased competition due to elimination of certain certificate of need requirements in some states; and physicians' and public perceptions as to standards of care.
Requirements for Federal or state licenses, certifications and contract eligibility and for accreditation are subject to change, and may require participating facilities to effect costly modifications in operations. Medicare payments have been, and may continue to be, reduced under legislation adopting deficit reduction measures. Additionally, certain states have recently implemented prospective payment systems for their Medicaid programs, and have adopted other changes, including enrollment restrictions. The Sponsor cannot predict the effect, if any, of further reductions in Medicare and Medicaid payments on the revenues of Issuers of health care Securities in the Trust. Many hospitals, including certain issuers
(or the conduit obligors) of Securities in the Trust, have been experiencing significant financial difficulties in recent years.
Generally, a number of additional legislative proposals concerning health care may be introduced in Congress at any time. Recently, these proposals have covered a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on any of the Bonds in the Trust portfolio. The Internal Revenue Service (the
"IRS") has been engaged in a program of
extensive audits of certain large tax-exempt hospitals and health care providers. Although such audits have not yet been completed there have been reports that the tax-exempt status of certain of these organizations may be revoked and/or that certain monetary penalties may be owed to the IRS.

Power and Electric Facility Securities
 These Securities are typically secured by revenues derived from power generating facilities, which generally include revenues from the sale of electricity generated and distributed by power agencies using hydroelectric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and transmission at the wholesale level, are subject to federal regulation and more extensive regulation (affecting retail rate structures) is provided by state public service commissions. Special considerations include:
restrictions on operations and increased costs and delays attributable to environmental statues and regulations; the difficulties of the utilities in financing or refinancing large construction programs and of the capital markets in absorbing utility debt and equity securities;
fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources; uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Recent scientific breakthroughs in fusion energy and superconductive materials may cause current technologies for the generation and transmission of electricity to become obsolete during the life of the Securities in the Portfolio. Issuers relying upon hydroelectric generation may encounter contests when applying for periodic renewal of licenses to operate dams. Issuers relying upon coal as a fuel source may be subject to significant costs and operating restrictions to comply with emission standards which may be adopted to alleviate the problems associated with acid rain. Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may become subject to pollution control measures (which could include abandonment of construction projects in progress, plant shutdowns or relocation of facilities). In addition, such Securities are sometimes secured by payments to be made to state and local joint action power agencies pursuant to "take or pay" agreements. Such agreements have been held unenforceable by state courts in Idaho, Vermont and Washington, which may cause an examination of the legal structure of certain projects in other states and could possibly lead to litigation challenging the enforceability of such agreements.
 Some of the issuers of Securities in the Trust may own, operate or participate on a contractual basis with nuclear generating facilities, which may experience additional problems including:
the frequency and duration of plant shutdowns and associated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radioactive materials and wastes in compliance with Federal and local law; the implementation of emergency evacuation plans for areas surrounding nuclear facilities; and other issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities. These
Securities may be subject to industry-wide fluctuations in market value as a consequence of market perception of certain highly publicized events, as in the Washington Public Power Supply
System's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hampshire.
Federal, state or municipal governmental authorities, or voters by initiative, may from time to time impose additional regulations or take such other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension or cessation of operations of facilities which have been or are being financed by proceeds of certain Securities in the Trust.
Additionally, the recent movement to introduce competition in the investor-owned electric utility industry is likely to affect, at least indirectly, municipal utility systems by driving them to maintain low rates. In an effort to keep their rates low, municipal utilities may experience difficulties in raising rates to completely recover their investment in generating plants.

Industrial Development/Pollution Control
Securities
 These Securities were generally issued prior to the enactment of 1986 Code restrictions, and are typically secured by payments made under a loan agreement entered into between the issuer and the obligor. In some cases, the Securities were additionally secured by guarantees provided by corporate guarantors or by a stand-by letter of credit issued by a bank. Special considerations include: the financial condition of the corporate obligor (or guarantor), especially as it may be affected by subsequent corporate restructuring or changes in corporate control.

Public Facilities Securities
 These Securities are typically secured by revenues derived from either (i) payments appropriated by governmental entities for the use of equipment or facilities, such as administrative or correctional buildings, or
(ii) user charges or other revenues derived from such operations as parking facilities, convention centers or sports arenas. In the first instance, the pledged revenues may be subject to annual appropriation by legislative body. In the latter case, the collection of revenues may be dependent upon the reliability of feasibility forecasts and assumptions concerning utilization rates.

Resource Recovery/Solid Waste Securities
 These Securities are typically secured by revenues derived from the sale of electricity or steam generated as a by-product of the process of incinerating solid waste, and from contractual tipping fees, user charges and ancillary recycling earnings. Special considerations include: the supply of solid waste at levels sufficient for the facility to operate at design capacity; the frequency and duration of plant shutdowns for maintenance; the treatment and disposal of fly ash which contains toxic substances, especially dioxin; compliance with air pollution control standards;
unanticipated problems associated with the use of developing technologies; and the continuation of federal policies facilitating congeneration and certification of any particular qualifying facility. Governmental service contract payments may be subject to annual appropriation by a legislative body. Older facilities may require retrofitting to accommodate new technological developments or to comply with environmental standards. A recent decision of the United
States Supreme Court limiting a municipality's ability to require the use of its facilities may have an adverse affect on the credit quality of certain securities.

Water and Sewer Facility Securities
 Bonds described as "water and sewer" facilities
Bonds are typically secured by a pledge of the net revenues derived from connection fees and user charges imposed by the enterprise. Such
Bonds are subject to the risks typically associated with construction projects. Among the factors which may affect net revenues are the destruction of facilities due to natural or other disasters; relocation out of the service area by a major customer or customers due to economic factors beyond the issuer's control; or costs incurred due to prior periods of deferred maintenance or compliance with Federal or state environmental standards. Water system revenues may be additionally affected by the terms of supply allocations and service agreements with major wholesale customers and the imposition of mandatory conservation measures in response to drought. Sewer system revenues may be additionally affected by costs to comply with effluent and other standards pursuant to the Federal and state laws.

Student Loan Securities
 Student loan revenue securities are issued either by non profit corporations organized for the purpose of acquiring student loans originated under the Higher Education Act ("the
Act") or public agencies or instrumentalities of a state created to provide loans for educational purposes. Proceeds of securities issued by such entities generally are used to make or acquire student loans which are either (1) guaranteed by guaranty agencies and reinsured by the U.S.
Secretary of Education, (2) are insured directly by the federal government or (3) not guaranteed at all (e.g. alternative or supplemental student loans). Bonds issued by such entities are generally secured by and dependent upon such state guarantee programs, Federal insurance and reimbursement programs, the proceeds from payment of principal and interest on the underlying student loans and federal interest subsidy and/or special allowance payments.
Failure by the servicers of student loans on the guaranty agencies guaranteeing such loans to properly service and enforce the loans may cause the reimbursements to decline or be withheld under the Act, if applicable.
 Both the Act and the regulations promulgated thereunder have been the subject of extensive amendments in recent years, and the Sponsor can give no assurance that further amendment will not materially change the provisions or the effect thereof.
 The availability of various Federal payments in connection with the Federal student loan program is subject to Federal budgetary appropriation.
In recent years, legislation has been enacted which has provided, for the recovery of certain advances previously made by the Federal government to state guaranty agencies in order to achieve deficit reduction. No representation is made as to the effect, if any, or future
Congressional appropriation or legislation upon expenditures by the Department of Education or upon the financial condition of any guaranty agency.

Lease Payment Bonds
 Lease Payment bonds are generally issued by governmental financing authorities with no direct taxing power for the construction of buildings or the purchase of equipment to be used by a state or local government. Such bonds may be principally secured by governmental lease payments which in turn are subject to the budget appropriations of the participating governmental entity. A governmental entity that enters into a lease agreement cannot obligate future governments to make lease payments but generally will covenant to take such action as is necessary to include all lease payments due under an agreement in its annual budgets and to make the appropriations therefor. The failure of a governmental entity to meet its obligations under a lease could result in an insufficient amount of funds to cover payment of the Bonds secured by such lease payments. Such bonds may also be subject to the risk that rental obligations may terminate in the event of destruction or damage of the equipment or buildings.
Tax Allocation Bonds
 Bonds described as "tax allocation" securities are payable from and secured by incremental
(increased) tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds, are located ("project areas"). Payments on these bonds are expected to be made from projected increases in tax revenues derived from higher assessed value of property resulting from development in the particular project area and not from an increase in the tax rates. Among the factors which could result in a reduction of the allocated tax revenues which secure a tax allocation Bond are: (i) reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either by economic factors beyond the issuer's control (such as a relocation out of the project area by one or more major property owners) or by destruction of property due to natural or other disasters; (ii) successful appeals by property owners of assessed valuations; (iii) substantial delinquencies in the payment of property taxes; or (iv) imposition of any constitutional or legislative property tax rate decrease. Such reduction of tax revenues could have an adverse effect on an issuer's ability to make timely payments of principal and of interest on the Bonds.

Refunded Bonds
 Refunded bonds (including bonds escrowed to a call date or maturity date) are bonds that originally had been issued generally as revenue bonds but have been refunded for reasons which may include changing the issuer's debt service requirements and removing restrictive bond covenants. Typically, a refunded bond is no longer secured by a pledge of revenues received by an issuer but rather by an escrow fund consisting of U.S. Government Obligations. In such cases the issuer establishes an escrow fund which is irrevocable and which cannot be depleted by the issuer so long as debt service on the refunded bonds is required to be paid.
Each escrow fund is funded with U.S. Government
Obligations which are designed to make payments on the refunded bonds and which cannot be affected by a default of the issuer. An escrow agent pays principal, redemption premium, if any, and interest on the refunded bond from the principal of and interest on the U.S. Government
Obligations in the escrow fund. The Trust, as holder of the refunded bonds, is entitled to receive such payment of principal, redemption premium, if any, and interest on the refunded bonds as it is paid by the escrow agents out of the respective refunded bond escrow funds.
Investors should note that there have, however, been a few bonds thought to be escrowed to maturity that were, in fact, called for redemption prior to maturity.

Crossover Refunding Bonds
 Certain Bonds in the Trust may be cross-over refunding Bonds. Prior to a specified date, (the
"Crossover Date"), such bonds are payable solely from an escrow fund invested in specified securities. After the Crossover Date the Bonds are payable from a designated source of revenues. Such bonds are categorized in Part A as payable from such source of revenues.

Bonds Backed by Letters of Credit
 The Trust may contain securities that are secured by letters of credit issued by commercial or savings banks which may be drawn upon (i) if an issuer fails to make payments of principal of, premium, if any, or interest on a Bond backed by such a letter of credit or (ii) in the event interest on a Bond is deemed to be taxable and full payment of principal and any premium due is not made by the issuer. The letters of credit are irrevocable obligations of the issuing banks. Banks are subject to extensive governmental regulations. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of the banking industry and exposure to credit losses arising from possible financial difficulties of borrowers or other issuers having letters of credit might affect a bank's ability to meet its obligations under a letter of credit.

Insurance on the Bonds in the Portfolio
Certain of the Bonds in the Trust may have
been insured to maturity by the insurance
company listed in the table below as to payment
of principal and interest by the issuer at the
time of issuance, or by a third party purchaser
of Bonds subsequent to the issuance of such
bonds. In an Insured Series, in addition to
purchasing Bonds insured at the time of their
issuance, the Sponsor may have purchased bonds
which, prior to the Initial Date of Deposit,
were not so insured at the time of issuance. The
Sponsor has obtained an insurance policy or
policies (except as otherwise set forth in Part
A) for such bonds which were not originally
insured. The policies obtained by the Sponsor
provide either for insurance as long as the
Bonds so insured remain outstanding ("Insurance
to Maturity") or which continue in force only so
long as the Bonds so insured remain in the
Insured Trust ("Portfolio Insurance"). (See Part
A, "Essential Information-Insurance"). Portfolio
Insurance, if any, has been obtained from
Financial Guaranty. Any Insured Trust which has
obtained Portfolio Insurance has additionally
obtained an irrevocable commitment (the
"Irrevocable Commitment") of Financial Guaranty
to provide insurance to maturity ("Permanent
Insurance") upon the sale of any Bond covered by
the Portfolio Insurance from such Trust and upon
payment of a premium (the "Permanent Insurance
Premium") under certain conditions set forth in
Part A under the heading "Essential Information
Regarding the Trust". The value of the Bonds
covered by the Portfolio Insurance and,
therefore, the Units may decline in the event of
declining credit quality. However, because of
the Irrevocable Commitment to provide Permanent
Insurance, whenever the value of a Bond which is
below investment grade and which is covered by
the Portfolio Insurance and insured to its
maturity (less the Permanent Insurance Premium)
exceeds the value of that Bond without such
insurance, the value of that Bond will be
higher, insured to maturity value (See
"Evaluation of the Trust"). The insurance
policies are non-cancellable and will remain in
force as long as the Bonds insured by such
policies remain outstanding. Premiums for
Insurance to Maturity has been paid either at
the time of issuance by the Issuer, by third-
party purchasers or by the Sponsor on the
Initial Date of Deposit (See "Summary of
Portfolio-Insurance Premiums"). Premiums for
Portfolio Insurance are an expense of an Insured
Trust. (See "Expenses of the Trust"). Insurance
does not guarantee the market value of the Bonds
or the value of the Units. Although the
insurance represents an element of market value
with respect to the Bonds covered by Insurance
to Maturity, the exact effect, if any, of this
insurance on the market value cannot be
predicted. No value is attributed to Portfolio
Insurance unless the Bond so insured is rated
below investment grade. See "Essential
Information Regarding the Trust-Securities in
the Trust Portfolio" in Part A for information
on the insurance features of this Trust, if any,
and a description of the percentages of the
Bonds covered by each of the insurers.
Payment under all of these insurance policies
will be made in respect of principal of and
interest on Bonds which shall be due for payment
under the provisions of each policy, but shall
be unpaid. All such policies provide for payment
of the principal or interest due to a trustee or
paying agent on the date such payment is due. In
turn, such trustee or paying agent will make
payment to the bondholder (in this case, the
Trustee) upon presentation of satisfactory
evidence of such Bondholder's right to receive
such payment. Policies issued by Industrial
Indemnity Insurance Company prior to December
17, 1984 permit the Company, at its option, to
accelerate payments under the insurance
policies. Most insurance policies, however, do
not provide for accelerated payments of
principal or interest nor do they cover
redemptions resulting from events of taxability.
 The following summary information relating to
the listed insurance companies has been obtained
from publicly available information. Certain
insurance companies have been restructured and
have been absorbed or merged into others; in
such cases the names of the original insurance
company appear in parentheses next to the name
of the acquiring or surviving insurance company.
              Financial Information
              As of March 31, 1996
             (in millions of dollars)
Name (Including Names of
Policyholders'                          Date         Admitted
Predecessor Companies)                  Established  Assets   Surplus
AMBAC Indemnity Corporation             1970         $2,440   $879
Capital Markets Assurance Corporation   1987         292      196
Financial Guaranty Insurance Company    1984         2,314    1,033
Financial Security Assurance Inc.       1984         1,157    458
  (including Capital Guaranty Insurance
  Company and United States Fidelity
  and Guaranty Company)
MBIA Insurance Corporation              1986         3,968    1,317
 (including Bond Investors Guaranty
  Insurance Company)
 Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

Ratings on the Bonds in the Insured Series and on Units of the Insured Series
 On the Initial Date of Deposit  Standard &
Poor's Corporation rated each of the Bonds in the Portfolio and the Units of each Insured
Trust "AAA" because the insurers have issued insurance policies to insure each of the Bonds.
The Units of each Insured Trust (with the exception of Units of those Insured Trusts identified in Part A) continue to be rated
"AAA". See Part A for the current ratings on the Bonds and Units. (See also "Bond Ratings", herein). The Bond and Unit ratings should not be construed as an approval of the offering of the Units by Standard & Poor's Corporation or as a guarantee of the market value of the Trust or of the Units. Standard & Poor's has been compensated by the Sponsor for its services in rating Units of the Trust.

Insurance Premiums
 The cost of the Insurance to Maturity has been paid either by the issuers at the time of issuance, by third-party purchasers or by the Sponsor. Portfolio Insurance premiums are a Trust expense.
Risk Factors Pertaining to a Single State Trust
 Investment in a Trust which holds securities issued only by obligors in a single state, such as California, may involve additional risks to that of an investment in a Trust with a portfolio of securities from several states, due to the decreased diversification of political, financial, economic and market risks. A brief description of the factors which may affect the financial condition of the applicable state, together with a discussion of certain tax considerations relating to such state, appear in Part A.

Legislation
 From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units.
The Sponsor, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted. Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the Constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

 From time to time, Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South
Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit
Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units.

Payment of the Bonds and Life of the Trust
 The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some
Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Trust.
Additionally, the size and composition of the Trust will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsor is able to sell the Units acquired by it in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsor will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Trust relative to its original size, the ratio of Trust expenses to income, the Trust's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Trust. These factors may also lead the Sponsors to seek to terminate the Trust earlier than its mandatory termination date.

Ratings
 Each of the Bonds in the Trust was, as of the Initial Date of Deposit , rated "A" or higher by either Standard & Poor's Corporation or Moody's
Investors Service, Inc. (see "Schedule of
Investments") or were Bonds which the Sponsor reasonably believed would have obtained such minimum rating soon thereafter. Ratings indicated on the Schedule of Investments are Standard & Poor's Corporation ratings unless no rating was given to a Bond by such rating service or the rating category assigned by Moody's Investors Service, Inc. was higher, in which case the Moody's Investors Service, Inc.
rating was indicated. Certain Bonds may, in addition to their rating, be designated either
"p" by Standard & Poor's Corporation or "Con" by
Moody's Investors Service, Inc. Such
designations do not affect the rating assigned by the respective rating services to such Bonds but provide certain additional information (see
"Bond Ratings" in Part B and "Schedule of
Investments" in Part A).

ACQUISITION OF SECURITIES FOR THE TRUST
 In selecting Bonds for deposit in the Trust many factors were considered, and based upon the experience and judgment of the Sponsor, the following requirements, among others, were deemed to be of primary importance:
 1. Minimum Standard & Poor's Corporation's rating of "A-" or minimum Moody's Investors
Service, Inc.'s rating of "A" ("investment grade" municipal bonds) or Bonds which the Sponsor reasonably believes will obtain such minimum ratings in the near future;
 2. Reasonable value relative to other issues of similar quality and maturity;
 3. Diversification as to the purpose of each issue and the location of each issuer; and
 4. Income to the Unitholders of the Trust.
 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Bonds upon their delivery may be used in the Sponsor's business subject to the limitations of 17 C.F.R. Section
240. 15c3-3 under the Securities and Exchange
Act of 1934 and may be of benefit to the Sponsor.
 The Trustee has not participated in the
selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.
 To the best knowledge of the Sponsor, there was no litigation pending as of the Initial Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Initial Date of Deposit , litigation may have been initiated on a variety of grounds with respect to Securities in the Trust. Such litigation may affect the validity of such Securities or the tax-exempt status of the interest thereon. While the outcome of litigation of such nature cannot be predicted, opinions of the bond counsel are delivered with respect to each Security on the date of issuance to the effect that such Security has been validly issued and that the interest thereon is exempt from Federal income tax. If legal proceedings are instituted after the Initial
Date of Deposit seeking, among other things, to restrain or enjoin the payment of any of the Bonds or attacking their validity or the authorization or existence of the issuer, the Sponsor may, in accordance with the Indenture, direct the Trustee to sell such Bonds and distribute the proceeds of such sale to Unitholders. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to Bonds.

PUBLIC OFFERING PRICE OF UNITS
 The Public Offering Price per Unit during the
secondary market will be computed by dividing
the aggregate of the bid prices of the Bonds in
the Trust plus any money in the Principal
Account other than money required to redeem the
tendered Units, by the number of Units
outstanding, and then adding the appropriate
sales charge. If the primary offering period,
the Public Offering Price was determined on the
basis of the offering prices of bonds plus a
sales charge ranging from 3.5% to 5.5% of the
Public Offering Price.
 The sales charge is determined in accordance
with the table set forth below based upon the
number of years remaining to the maturity of
each Bond. There is no sales charge with respect
to cash held in the Interest or Principal
Accounts. For purposes of this calculation,
Bonds will be deemed to mature on their stated
maturity dates unless: (a) the Bonds have been
called for redemption or funds or securities
have been placed in escrow to redeem them on an
earlier call date ("Refunded Bonds"), in which
case such call date shall be deemed to be the
date upon which they mature; or (b) such Bonds
are subject to a "mandatory put", in which case
such mandatory put date shall be deemed to be
the date upon which they mature.
 The effect of this method of sales charge
calculation will be that different sales charge
rates will be applied to the various Bonds in a
Trust portfolio based upon the maturities of
such Bonds, in accordance with the following
schedule:
                                 Maximum
                                 Percent of
Remaining                        Public       Percent of
Years to                         Offering     Net Amount
Maturity                         Price        Invested
Less than six months             0%           0%
Six months to less than 1 year   0.50         0.503
1 year to less than 2 years      1.00         1.010
2 years to less than 3 years     1.50         1.523
3 years to less than 4 years     2.25         2.302
4 years to less than 5 years     2.75         2.828
5 years to less than 6 years     3.00         3.093
6 years to less than 7 years     3.25         3.359
7 years to less than 8 years     3.50         3.627
8 years to less than 9 years     4.00         4.167
9 years to less than 12 years    4.25         4.439
12 years to less than 15 years   4.50         4.712
15 years or more                 5.50         5.820


 For example, the sales charge on a Trust consisting entirely of Bonds maturing in 12 to 15 years would be 4.50% (4.712% of the net amount invested) and that on a Trust consisting entirely of Bonds maturing in four to five years would be 2.75% (2.828% of the net amount invested). The actual sales charge included in the Public Offering Price of any particular
Trust will depend on the maturities of the Bonds in the portfolio of such Trust.
 Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor, the Sponsor intends to permit employees of the Sponsor and certain of their relatives to purchase Units of the Trust at a price equal to the bid-side evaluation of the Securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $5.00 per Unit.
 A proportionate share of accrued interest and undistributed interest on the Units to the Unitholder's settlement date (the Unitholder's settlement date is the date so specified in the confirmation of sale of the Units to a Unitholder, normally five business days after purchase) is added to the Public Offering Price.
Such proportionate share will be an asset of the Unitholder and will be received in subsequent distributions and upon the sale of his Units.
 Aggregate bid prices of the Securities will be determined for the Trust by the Evaluator on the basis of: (1) the current bid prices for the Securities; (2) the current bid prices for comparable bonds, if bid prices are not available for any of the Securities; (3) determining the value of the Securities on the bid side of the market by appraisal; or (4) any combination of the above. Such evaluations and computations will be made each business day as of the Evaluation Time, effective for all sales or redemptions made subsequent to the last preceding determination.
 In addition to the sales charges, on the Initial Date of Deposit , the Sponsor realized a profit or loss resulting from the difference between the purchase price paid by the Sponsor to buy the Securities and the cost of the Securities to the Trust as determined by the Evaluator. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in the Trust. All proceeds received from purchasers of Units of the Trust will be retained by the Sponsor.

             PUBLIC OFFERING OF UNITS
 The Sponsor intends to qualify Units for sale in all of the states of the United States, except that for state trusts, the Sponsor intends to qualify Units for sale only to residents of that state. Sales may be made to dealers who are members of the National
Association of Securities Dealers, Inc. at prices which include a concession of 75% of the applicable sales charge subject to change from time to time. The difference between the dealer concession and the sales charge will be retained by the Sponsor. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.
 Initial Offering of Units. During the initial public offering period, Units were offered to the public by the Sponsor at the Public Offering
Price calculated on each business day, plus accrued interest.
 Secondary Offering of Units. Upon the
termination of the initial public offering period, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by the Sponsor by this Prospectus at the then current
Public Offering Price, calculated daily, plus accrued interest.

SECONDARY MARKET FOR UNITS
 While not obligated to do so, it is the
Sponsor's present intention to maintain, at its expense, a secondary market for Units of this Series and to offer to repurchase Units from Unitholders at the "Sponsor's Repurchase Price".
The Sponsor's Repurchase Price is computed by dividing the value of the Trust by the number of Units outstanding (see "Evaluation of the Trust"). There is no sales charge incurred when a Unitholder sells Units back to the Sponsor.
Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current
Public Offering Price, plus accrued interest.
Any profit or loss resulting from the resale of such Units will belong to the Sponsor.
 If the supply of Units exceeds demand, or for some other business reason, the Sponsor may, without prior notice, at any time or occasionally from time to time discontinue the repurchase of Units of this Series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unitholders, offer to repurchase Units at the "Redemption Value".
If the Sponsor repurchases Units in the
secondary market at the "Redemption Value", it may reoffer these Units in the secondary market at the "Public Offering Price". In no event will the price offered by the Sponsor for the repurchase of Units be less than the current
Redemption Value for those Units. See
"Redemption of Units by Trustee" and "Comparison of Public Offering Price and Redemption Value".

ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM
RETURN
 The Sponsor may from time to time give
investors Estimated Current Return and Estimated
Long Term Return information, each of which give investors different information about the return. Estimated Current Return on a Unit represents annual cash receipts from coupon-bearing debt obligations in the Trust (after estimated annual expenses) divided by the Public
Offering Price (including the sales charge).
 Unlike Estimated Current Return, Estimated Long
Term Return is a measure of the estimated return to the investor earned over the estimated life of the Trust. Estimated Long Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and maximum sales charge associated with each Unit. The Estimated Long
Term Return calculation does not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over or understate the impact of sales charges. Both of these factors may result in a lower figure.
 Both Estimated Current Return and Estimated
Long Term Return are subject to fluctuation with changes in Trust composition, changes in market value of the underlying Securities and changes in fees and expenses, including sales charges.
The size of any difference between Estimated
Current Return and Estimated Long Term Return can also be expected to fluctuate at least as frequently. In addition, both return figures may not be directly comparable to yield figures used to measure other investments, and, since the return figures are based on certain assumptions and variables, the actual returns received by a Unitholder may be higher or lower.

ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT
 The estimated Net Annual Interest Income per
Unit of the Trust is computed by dividing the total gross annual interest income to the Trust by the number of Units outstanding and then subtracting the per Unit estimated annual fees and expenses of the Trustee, the Sponsor and the Evaluator (see "Essential Information" in Part
A). The estimated Net Annual Interest Income per
Unit will be higher for Unitholders who do not elect the monthly plan (where alternate plans of distribution are available). This is the result of the differing expenses and fees of the Trustee in administering the distributions of interest. See "Essential Information" in Part A and "Distributions to Unitholders".
 The estimated Net Annual Interest Income per
Unit will change whenever Securities mature, are called for redemption, or are sold. In addition, any change in the Trustee's, the Sponsor's
(where applicable) or Evaluator's fees or expenses will result in a change in the estimated Net Annual Interest Income per Unit
(see "Expenses of the Trust").

            DISTRIBUTIONS TO UNITHOLDERS
 The Trustee will collect the interest on the Securities as it becomes payable and credit such interest to a separate Interest Account created by the Indenture. All moneys received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unitholders as part of the Trust or the Reserve Account referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the Trust ledger of the Trustee so long as such practice preserves a valid preference under applicable law, or, if such preference is not preserved the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.
 The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest
Accounts such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust, which amounts will be deposited in a separate Reserve Account. If the Trustee determines that the amount in the Reserve
Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly deposit the excess in the Account from which it was withdrawn.
 The settlement date for the purchase of Units must occur on or prior to the Record Date in order for a purchaser to receive a distribution on the next Distribution Date. If the settlement date for the purchase of Units occurs after the Record Date, distribution will not occur until the second following Distribution Date.

Interest Account
 After deduction of the fees and expenses of the Trustee, the Sponsor (where applicable and as indicated under "Essential Information") and the Evaluator, the Trustee will distribute on each Distribution Date or shortly thereafter, to Unitholders of record on the preceding Record
Date, an amount approximately equal to either one-twelfth, one-quarter or one-half of such Unitholder's pro rata share (depending on the distribution plans available and selected) of the estimated annual amount to be deposited in the Interest Account, computed as of the preceding Record Date. However, all Unitholders of record on the initial Record Date will receive the initial interest distribution on the initial Interest Distribution Date. The
Trustee's fees and expenses will be higher for monthly interest distributions than for quarterly or semi-annual interest distributions, where available. Therefore, the amount distributed per Unit to Unitholders electing the monthly plan will be correspondingly lower than under the quarterly or semi-annual plan. All interest distributions following the initial interest distribution will be in approximately the amounts shown under "Essential Information", depending on the plan of distribution selected.
See "Essential Information--Plan of
Distribution" in Part A for details on electing available distribution plans.
 Because the Securities in the Trust pay
interest at varying semi-annual intervals and Units pay interest at constant monthly, quarterly or semi-annual intervals, the interest accrued on Units of the Trust will be greater than the amount available for distribution from the Interest Account. The Trustee will distribute on each Distribution Date an amount which will be less than the interest accrued to each Unitholder on the preceding Record Date.
Pursuant to the Indenture, in order to
accommodate regular interest distributions, the
Trust will contain undistributed cash balances.
The difference between the amount accrued to each Unitholder on a Record Date and the amount distributed on the following Distribution Date is an asset of the Unitholder and will be included as part of accrued interest which will be received in subsequent interest distributions, upon the sale of his Units or, in part, upon the sale, redemption, or maturity of Securities in the Trust.
 The Trustee is authorized by the Indenture to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts in accordance with the distribution plan selected. The Trustee will be reimbursed, without interest, for any such advances in the manner provided in the Indenture.

Principal Account
 The Trustee will distribute an amount equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account on the principal Distribution Date specified under
"Distribution" under "Essential Information".
The pro rata share is computed as of the preceding Record Date. Except for moneys used to redeem tendered Units, proceeds received upon the disposition of any Securities subsequent to a Record Date and prior to the following principal Distribution Date will be held in the Principal Account and will not be distributed until the next succeeding principal Distribution
Date. However, in the event of an early
redemption of bonds, sale of bonds upon the occurrence of events set forth under "Supervision of Trust Investments", or maturity of bonds, there may occur a special principal distribution. Any special principal distribution will be made within 60 days of such event to Unitholders of record on the Record Date selected therefor by the Trustee as provided in the Indenture. No distribution need be made from the Principal Account if the cash balance therein is less than one-tenth of one per cent of the total principal amount of the Securities on the Initial Date of Deposit.
 Certain of the Bonds in the Trust are subject to sinking fund or special redemption by their issuers, as set forth under "Redemption
Features" on the "Schedule of Investments in Part A". The redemption price of Bonds in the Trust called by an issuer pursuant to sinking fund or special redemption is normally equal to the principal amount of such Bonds, while the redemption price for Bonds called at the option of the issuer may include a redemption premium.
In most cases Bonds are selected from among Bonds of like series and maturity either by lot or by such method as the bond trustee may adopt.
A capital gain or loss may occur depending upon the price at which a Bond which is called was acquired by the Trust and the amount received by the Trust upon redemption (see "Tax Status of the Trust"). In general, optional redemption provisions are more likely to be exercised by an issuer when the offering side valuation is greater than par than when the offering side valuation is less than par. If future interest rates decline, an issuer of Bonds might find it advantageous to exercise its option to call
Bonds prior to maturity even though, in most cases, the issuer must pay a premium.

Reinvestment Program
 Distributions are made to Unitholders monthly.
The Unitholder has the option of receiving the monthly interest and/or principal distribution or reinvesting at net asset value in the PaineWebber Tax-Exempt Income Fund (the "Fund"), an open-end investment company registered under the Investment Company Act. The Fund's investment objective is to provide high current income exempt from Federal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards.
Except under unusual market conditions, the Fund will invest at least 80% of its assets in municipal obligations with varying maturities, the interest from which, in the opinion of bond counsel to their respective issuers, is exempt from both Federal income tax and the Federal alternative minimum tax. There can be no assurance that the Fund will achieve its objective. For more information about the Fund, including a prospectus, Unitholders should contact their PaineWebber Investment Executive or call the Fund's shareholder service number at 1-800-544-9300.
 To participate in the Reinvestment Program, Unitholders must hold Units in their own name, must fill out an application establishing an account and notify the Trustee of the account number at least 10 days before the Record Date.
Elections may be revoked upon similar notice.

EXCHANGE OPTION
 Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond
Fund First Series; PaineWebber Municipal Bond
Fund Second Series; PaineWebber Municipal Bond
Fund Third Series (the "PaineWebber Series");
The Municipal Bond Fund, Series One through
Series Forty-Three; The Municipal Bond Trust,
Series Forty-Four and subsequent series (the
"National Series"); The Municipal Bond Trust,
Multi-State Program Series One and subsequent series (the "Multi-State Series); The Municipal
Bond Trust, California Series A and subsequent series (the "California Series"); The Municipal
Bond Trust, Insured Series One and subsequent series (the "Insured Series"); The Corporate
Bond Trust, Series One and subsequent series
(the "Corporate Series"); The PaineWebber
Pathfinders Trust, Treasury and Growth Stock,
Series 1 and subsequent series (the "Pathfinders
Trust"), the PaineWebber Federal Government
Trust, GNMA Series 1 and subsequent Series 1
(the "Federal Government Trust") or the
PaineWebber Equity Trust, Growth Stock Series 1 and subsequent series (the "Equity Trust")
(collectively referred to as the "Exchange
Trusts"), at a Public Offering Price for the units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per unit.
The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. Each Exchange Trust has different investment objectives, therefore a
Unitholder should read the prospectus for the applicable Exchange Trust carefully prior to executing this option. Exchange Trusts having as their objective the receipt of tax exempt interest income would not be suitable for tax deferred investment plans such as Individual
Retirement Accounts. A Unitholder who purchased
Units of a series and paid a per unit sales charge that was less than the per Unit sales charge of the series of Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.
 The Sponsor will permit exchanges at the reduced sales charge provided there is a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole units only. Any excess proceeds from Unitholders' units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange.
 An exchange of units pursuant to the Exchange
Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary nature depending upon among other things the length of time such Unitholder has held the Units. However, Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.
 The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.
 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust. Units of the Exchange
Trust, however, will be sold to the Unitholder at a reduced sales charge. Units sold under the Exchange Option will be sold at the bid prices per unit of the underlying securities in the particular portfolio involved plus a fixed charge of $15 per unit. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.
 For example, assume that a Unitholder, who has three units of a trust with a current price of $1,030 per unit based on the bid prices of the underlying securities, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate rounding up to the next highest number of units, the proceeds from the Unitholder's units will aggregate $3,090.
Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire three units in the Exchange Trust for a total cost of $2,715
($2,670 for the units and $45 for the sales charge). The remaining $375 would be returned to the Unitholder in cash.

               CONVERSION OPTION
 Owners of units of any registered unit
investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% ( a `Conversion Trust') may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100
Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000
Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange
Option (except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion
Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option
(but not in excess of $5 more per Unit, per 100
Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.

EXPENSES OF THE TRUST
 The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, the Evaluator's fees during the initial offering period, advertising expenses and expenses incurred in establishing the Trust, including legal and auditing fees, are paid by the Sponsor and not by the Trust.
The Sponsor will receive no fee from the Trust for its services as Sponsor.
 The Sponsor's fee, deducted only in trusts where the Initial Date of Deposit is on or after November 30, 1982, which is earned for portfolio supervisory services, is based upon the aggregate face amount of Bonds in the Trust at the beginning of each annual period. The
Sponsor's fee, which is not to exceed the amount set forth under "Essential Information" in Part
A, may exceed the actual costs of providing portfolio supervisory services for this Trust, but at no time will the total amount the Sponsor receives for portfolio supervisory services rendered to all series of the Municipal Bond
Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.
 For services performed under the Indenture, the Trustee will be paid by the Trust at the rate per $1,000 of principal amount of Securities in the Trust set forth under "Essential
Information" in Part A. Such compensation will be computed monthly, quarterly or semi-annually
(depending on available plans of distribution) on the basis of the greatest principal amount of the Securities in the Trust at any time during the preceding monthly or semi-annual period. In no event will the Trustee be paid less than $2,000 in any one year. The Evaluator's fee for each daily evaluation is set forth under "Essential Information" in Part A. The fees of the Evaluator will be payable by the Trust. See
"Essential Information" in Part A for the estimated annual fees and expenses per Unit under the various optional interest distribution plans.
 The Sponsor's fee is payable annually,
Trustee's fees are payable monthly, quarterly and semi-annually (depending on available plans of distribution) and the Evaluator's fees are payable monthly on or before each Distribution
Date from the Interest Account, to the extent funds are available, then from the Principal
Account. Any of such fees may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United
States Department of Labor.
 In addition to the above, the following charges are or may be incurred by the Trust and paid from the Interest Account, or, to the extent funds are not available in such Account, from the Principal Account: (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part; and
(6) expenses incurred in contacting Unitholders upon termination of the Trust. The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
 The accounts of certain Trusts may be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, Sponsor will bear any audit expense which exceeds 50 cents per Unit.
Unitholders covered by the audit (if any) during the year may receive a copy of the audited financials upon request.
             DESCRIPTION OF CERTIFICATES
 Ownership of Units is evidenced by registered
Certificates, executed by the Trustee and the Sponsor, issued in denominations of one Unit or any integral multiple thereof. A Unitholder may transfer its Certificate by presenting it to the Trustee at its corporate trust office. Such
Certificate must be properly endorsed or accompanied by a written instrument or instruments of transfer executed by the Unitholder or its duly authorized attorney. A
Unitholder may be required to pay $2.00 per Certificate transferred to cover the Trustee's costs in implementing such transfer and to pay any tax or other governmental charge that may be imposed in connection with any such transfer.
The Trustee is required to execute and deliver a new Certificate in exchange and substitution for any Certificate mutilated, destroyed, stolen or lost, if and when the Unitholder furnishes the Trustee with proper identification and satisfactory indemnity, and pays such expenses as the Trustee may reasonably incur. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

STATEMENTS TO UNITHOLDERS
 With each distribution from the Interest and Principal Accounts, the Trustee will furnish each Unitholder with a statement setting forth the amount being distributed from each Account expressed as a dollar amount per Unit.
 Promptly after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a registered Unitholder a statement setting forth:
 1. As to the Interest Account:
 (a) the amount of interest received on the Securities and the percentage of such amount by states and territories in which the issuers of the Bonds are located;
 (b) the amount paid from the Interest Account representing accrued interest for any
Certificates redeemed;
 (c) the deductions from the Interest Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for other various fees, charges or expenses relating to the Trust;
 (d) the deductions from the Interest Account for payment into the Reserve Account; and
 (e) the net amount remaining after such
payments and deductions expressed as a total dollar amount outstanding on the last business day of such calendar year.
 2. As to the Principal Account:
 (a) the dates of the redemption, sale or maturity of any of the Securities and the net proceeds received therefrom, excluding any portion credited to the Interest Account;
 (b) the amount paid from the Principal Account representing the principal of any Certificates redeemed;
 (c) the deductions from the Principal Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for other various fees, charges or expenses relating to the Trust;
 (d) the deductions from the Principal Account for payment into the Reserve Account; and
 (e) the net amount remaining after such
payments and deductions expressed as a total dollar amount outstanding on the last business day of such calendar year.
 3. The following information:
 (a) a list of the Securities as of the last business day of such calendar year;
 (b) the number of Units outstanding on the last business day of such calendar year;
 (c) the Unit Value based on the last evaluation of the Trust made on the last business day during such calendar year; and
 (d) the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.

            REDEMPTION OF UNITS BY TRUSTEE
 A Unitholder who wishes to dispose of its Units should inquire through its broker as to the current market price for such Units prior to making a tender for redemption to the Trustee in order to determine if there is a market for Units in excess of the then current Redemption
Value or Sponsor's Repurchase Price. After the initial offering period the Redemption Value will be the same as the Sponsor's Repurchase
Price.
 During the period in which the Sponsor
maintains a secondary market for Units at the Sponsor's Repurchase Price, the Sponsor has agreed to repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.
 The Trustee is irrevocably authorized in its discretion, in lieu of redeeming Units presented for tender at the redemption value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.
 One or more Units represented by a Certificate may be redeemed at the Redemption Value upon tender of such Certificate to the Trustee at its corporate trust office, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee, and executed by the Unitholder or its authorized attorney. A Unitholder may tender its Units for redemption at any time after the settlement date for purchase, whether or not it has received a definitive Certificate. The Redemption Value per
Unit is calculated by dividing the current bid prices for the Securities in the Trust (see
"Evaluation of the Trust") plus any money in the Principal Account other than money required to redeem tendered Units, by the number of Units outstanding, plus a proportionate share of accrued interest and undistributed interest income on the Securities determined to the day of tender. There is no sales charge incurred when a Unitholder tenders his Units to the Trustee for redemption. Subject to the payment of any applicable tax or governmental charges, the Redemption Value of Units redeemed by the Trustee will be paid on the seventh calendar day following the day of tender. If such day of payment is not a business day, the Redemption Value will be paid on the first business day prior thereto.
 The Trustee may, in its discretion, and will when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determines that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement.
 Any amounts paid on redemption representing interest will be withdrawn from the Interest
Account to the extent that funds are available for such purpose. All other amounts paid on redemption will be withdrawn from the Principal
Account. The Trustee is empowered to sell
Securities out of the Trust as selected by the Sponsor in order to make funds available for the redemption of Certificates, and, to the extent
Securities are sold for such purpose, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized.
In addition, because of the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed.
Such excess proceeds will be distributed pro rata to all remaining Unitholders of record.

              EVALUATION OF THE TRUST
 The Evaluator is Kenny Information Systems, a division of J.J. Kenny Co., Inc., 65 Broadway,
New York, New York 10006.
 The value of the Trust is computed as of the Evaluation Time shown under "Essential
Information" in Part A (1) on each June 30 and
December 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding:
 1. The aggregate value of Securities in the Trust, as determined by the Evaluator:
 (a) on the basis of current bid prices for the Securities,
 (b) on the basis of current bid prices for comparable bonds, if bid prices are not available for any of the Securities,
 (c) by determining the value of the Securities on the bid side of the market by appraisal, or
 (d) by any combination of the above;
 2. Money on hand in the Trust, other than money deposited to purchase Securities or money credited to the Principal Account which is required to redeem tendered Units; and
 3. Accrued but unpaid interest on the
Securities at the close of business on the date of such Evaluation.
 The Trustee will deduct from the resulting figure: amounts representing any applicable taxes or governmental charges payable by the Trust for the purpose of making an addition to the Reserve Account; amounts representing estimated accrued expenses of the Trust; amounts representing unpaid fees of the Trustee, the Sponsor and the Evaluator; and cash held for distribution to Unitholders of record as of the business day prior to the Evaluation being made on the days or dates set forth above.
 For the purpose of the redemption of Units, the value per Unit is computed by the Trustee by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE
 While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Securities, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of such Securities. On the date of the "Essential Information" page, the Public
Offering Price per Unit (which figure includes the sales charge) exceeded the Redemption Value by the amount shown under "Essential
Information" in Part A. The difference between the bid and offering prices of the Securities is expected to average 1-1/2% to 2% of principal amount. This difference may vary between 3% or more of principal amount for inactively traded
Securities and as little as 1/2 of 1% for actively traded Securities. For this reason and others, including the fact that the Public
Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

           SUPERVISION OF TRUST INVESTMENTS
 The acquisition by the Trust of any securities other than the Securities initially deposited is prohibited by the Indenture. The Sponsor may direct the Trustee to sell or liquidate any of the Securities upon the happening of any of the following events (except for the limited right to replace securities in the case of a fail):
 1. Default by an issuer in the payment of principal of or interest on such Securities, or any other outstanding obligations of such issuer, when due and payable,
 2. Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Securities or attacking their validity,
 3. A breach of a covenant or warranty which could adversely affect the payment of debt service on the Securities, 4. In the case of revenue bonds, if the revenues, based upon official reports, fall substantially below the estimated revenues calculated to be necessary to pay principal of and interest on the Bonds,
 5. A decline in market price, or such other market or credit factor, as in the opinion of the Sponsor would make retention of any of the Securities detrimental to the Unitholders, or
 6. In the event that any of the Bonds are the subject of an advance refunding.
 In addition, if a default in the payment of principal of or interest on any of the Securities occurs and the Sponsor fails to instruct the Trustee to sell or hold such Securities within thirty days after notification by the Trustee to the Sponsor of such default, the Indenture provides that the Trustee will sell the defaulted Securities promptly. The
Trustee will not be liable or responsible in any way for depreciation or loss incurred by reason of any sale made by it either pursuant to a direction of the Sponsor or by reason of a failure of the Sponsor to give any such direction.
 The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any of the Bonds pursuant to a refunding or refinancing plan; however, the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor deems proper if the issuer is in default with respect to the Securities or the issuer will, in the written opinion of the Sponsor, probably default with respect to the Bonds in the reasonably foreseeable future.
 Any obligations received by the Trust in the event of such an exchange or substitution will be held by the Trustee and will be subject to the terms and conditions of the Indenture to the same extent as the Securities originally deposited. Within five days after any exchange and deposit, notice of such will be mailed by the Trustee to each registered Unitholder, which identifies the Securities eliminated and the Securities substituted.

             ADMINISTRATION OF THE TRUST
 Records and Accounts: Pursuant to the
Indenture, the Trustee is required to keep proper books of record and account of all transactions relating to the Trust at its office. Such records will include the name and address of every Unitholder, a list of the Certificate numbers and the number of Units of each Certificate issued to Unitholders. The
Trustee is also required to keep a certified copy or duplicate original of the Indenture and a current list of Securities held in the Trust on file at its office which will be open to inspection by any Unitholder during usual business hours.
 The Trustee is required to make annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation.
 Successor Trustee: Under the Indenture, the
Trustee may resign and be discharged of the Trust created by the Indenture by executing a notice of resignation in writing and filing it with the Sponsor. The resigning Trustee must also mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the effective resignation date specified in such notice. Such resignation will become effective only upon the appointment of and the acceptance of the Trust by a successor
Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to appoint a successor Trustee promptly.
 If within thirty days after notice of
resignation has been received by the Sponsor, no successor Trustee has been appointed or, if appointed, has not accepted the appointment, the resigning Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting as such or is adjudged a bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and appoint a successor Trustee as provided in the Indenture.
Notice of such discharge and appointment shall be mailed to each Unitholder by the Sponsor.
 Upon a successor Trustee's execution of a written acceptance of an appointment as Trustee for the Trust, such successor Trustee will become vested with all the rights, powers, duties and obligations of the original Trustee.
 A successor Trustee is required to be a
corporation organized and doing business under the laws of the United States or of the State of New York; to be authorized under such laws to exercise corporate trust powers; to have at all times an aggregate capital, surplus and undivided profit of not less than $5,000,000;
and to have its principal office in New York
City.
 Successor Sponsor: If at any time the Sponsor shall fail to undertake or perform or become incapable of undertaking or performing any of the duties which by the terms of the Indenture are required of it to be undertaken or performed, or if the Sponsor resigns, the Trustee may either appoint a successor Sponsor or Sponsors as will be satisfactory to the Trustee or it may terminate the Indenture and liquidate the Trust. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.
 The dissolution of the Sponsor or its ceasing to exist as a legal entity from, or for, any cause whatsoever will not cause the termination of the Indenture or the Trust unless the Trustee deems termination to be in the best interests of Unitholders.
 Successor Evaluator: The Evaluator may resign or may be removed by the Sponsor or the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal will become effective upon the acceptance of appointment by a successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor Evaluator. Notice of such resignation or removal and appointment will be mailed by the Trustee to each Unitholder.

LIMITATION OF LIABILITIES
 The Sponsor: The Indenture provides that the
Sponsor will not be liable to the Trustee, the Trust or the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
 The Trustee: The Indenture provides that the
Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or for the disposition of moneys, Securities or Certificates, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.
 The Evaluator: The Trustee, Sponsor, and
Unitholders may rely on any evaluation furnished by the Evaluator and will have no responsibility for the accuracy thereof. The Indenture provides that the determinations made by the Evaluator will be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator will be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment, but will be liable only for its gross negligence, lack of good faith or willful misconduct.

             AMENDMENT OF THE INDENTURE
 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders; provided, however, that after the deposit of the Securities the Indenture may not be amended to increase the number of Units issued thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for the Securities. The Trustee will promptly notify Unitholders of the substance of any such amendment.

              RIGHTS OF UNITHOLDERS
 A Unitholder may at any time tender his
Certificate to the Trustee for redemption.
 The death or incapacity of any Unitholder will not operate to terminate the Trust nor entitle his legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.
 No Unitholder will have the right to vote concerning the Trust, except with respect to termination, or in any manner control the operation and management of the Trust, nor shall any Unitholder ever be liable to any other person by reason of any action taken by the Sponsor or the Trustee.

             TERMINATION OF THE TRUST
 The Indenture provides that the Trust will terminate upon the maturity, redemption, sale or other disposition of the last of the Securities held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the par value of the Securities originally deposited in the Trust, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time by the written consent of 100% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.
 Upon termination, the Trustee will sell the Securities then held in the Trust and credit the moneys derived from such sale to the Principal
Account and the Interest Account. The Trustee will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Interest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Securities represented by the Units held by such Unitholder.

                  SPONSOR
 The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

LEGAL OPINION
 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2
Wall Street, New York, New York, as counsel for the Sponsor.

              INDEPENDENT AUDITORS
 The financial statements, including the
schedule of investments, of the Trust included in Part A of this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the period indicated in their report appearing herein. The financial statements audited by Ernst & Young LLP have been included in reliance on their report given on their authority as experts in accounting and auditing.
                BOND RATINGS*



Standard & Poor's Corporation
 AAA_Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
 AA_Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
 A_Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
 BBB_Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
 BB, B, CCC, CC_Debt rated BB, B, CCC, and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
 The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
 A provisional rating, indicated by "p"
following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.
 NR_Securities which, while not rated by
Standard & Poor's or Moody's, have been
determined by the trusts sponsor to be of investment grade quality.

_______________
 *As described by the rating agencies.

Moody's Investors Service, Inc.
 Aaa_Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 Aa_Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
 A_Bonds which are rated A possess many
favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
 Baa_Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
 Ba_Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.
 B_Bonds which are rated B generally lack the characteristics of a desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
 Caa_Bonds which are rated Caa are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
 Ca_Bonds which are rated Ca represent
obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
 C_Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
 Rating symbols may include numerical modifiers
1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end of the generic category. These modifiers of rating symbols Aa, A and Baa are to give investors a more precise indication of relative debt quality in each of the historically defined categories.
 Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or
(d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of such condition.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1    Opinion of Counsel as to legality of securities
                      being registered
          EX-99.C1    Opinion of Counsel as to certain tax aspects of
                      of the Trust
          EX-27       Financial Data Schedules
          EX-99.C2    Consent of Kenny Information Systems
          EX-99.C2    Consent of Standard & Poor's Corporation
          EX-99.C1    Consent of Independent Auditors
                              FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The Municipal Bond Trust, Series 224 and The Municipal
  Bond Trust, California Insured Series 7A certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of New York, and the State of New York on the 23rd day
  of April, 1997.
                      THE MUNICIPAL BOND TRUST, SERIES 224
                  AND THE MUNICIPAL BOND TRUST,
                  CALIFORNIA INSURED SERIES 7A
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 23rd day of April, 1997.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.